                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-9054
      ---------------------------------------------------------------------

                         CREDIT SUISSE OPPORTUNITY FUNDS
      ---------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
      ---------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                         Credit Suisse Opportunity Funds
                              466 Lexington Avenue
                          New York, New York 10017-3147

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.


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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2003
(UNAUDITED)

- CREDIT SUISSE
  HIGH INCOME FUND

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

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CREDIT SUISSE HIGH INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    June 2, 2003

Dear Shareholder:

   For the six months ended April 30, 2003, the share classes of Credit Suisse High Income Fund (the "Fund")(1) generated returns as follows: Common shares gained 16.47%, Class A shares gained 16.43%,(2) Class B shares gained 16.03%,(2) and Class C shares also gained 16.03%.(2) By contrast, the Citigroup High-Yield Market Index(3) gained 25.71%; the Credit Suisse First Boston High Yield Index, Developed Countries Only(3) gained 19.98%; and the Lipper High Yield Bond Funds Index(3) (which we consider a more accurate gauge of the Fund's competitive universe) gained 18.94%.

   Although the Fund did well in absolute terms during the period, it nonetheless underperformed the broad high yield market. We attribute this to our positioning in certain industry sectors. Essentially, we chose to maintain below-market exposure to several sectors that had absorbed harsh selling in most of 2002, yet rallied in the year's fourth quarter and kept going up well into 2003.

   These sectors notably included utilities, energy trading companies, fixed-line telecommunications and technology. Our stance in them was based on our ongoing belief that their underlying fundamentals were discouraging, as well as our sense that the buoyant rally had propelled valuations in many cases to levels that we considered unrealistically high. Unfortunately, momentum-fuelled buying kept pushing prices higher, a pattern that was exacerbated by the persistent strength of cash inflows into high yield funds throughout the period.

   On a more positive note, we especially added value via our positioning in several other sectors. Most prominent in this group were wireless telecommunications providers, competitive local-exchange telecom carriers (known as CLECs) and gaming.

   - In wireless telecom, we enjoyed particularly good security selection as perceptions about the industry's financial condition and operating environment began to improve.

   - In CLECs, we reaped the twin benefits of robust security selection and an above-market allocation to a sector that fared significantly better than the high yield market as a whole.

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   - In gaming, our holdings consisted entirely of issuers whose operations were not located in the gambling hub of Atlantic City, New Jersey. This proved beneficial because operating results for Atlantic City-based companies were especially hurt by harsh winter weather and a generalized preference for facilities located elsewhere.

   We believe that overall prospects for the high yield market are positive. Yield spreads for high yield versus comparable-maturity Treasury debt are still wide enough to offer potential upside even after several months of price appreciation, in our view. In addition, we expect fund inflows to remain strong as yield-hungry investors stay on the prowl.

   We see the economic environment as reasonably supportive. [Note: a positive economic environment bodes well for the high yield market via its favorable implications for both creditworthiness and companies' need to raise capital to fund expected growth.] There is plenty of monetary and fiscal stimulus already in the system to foster growth once, as we anticipate, the picture begins to brighten.

   We also find it encouraging in this context that the Federal Reserve's latest view on monetary policy--I.E., that the risks of deflation outweigh the risks of inflation--appears to signal that the Fed is unlikely to raise interest rates in the next few months. This, in turn, suggests to us that high yield may continue to attract yield-seekers who might otherwise invest in money market funds and investment-grade fixed income categories.

   Within the Fund, we have most recently begun to trim the degree of our above-market exposure to the gaming sector, whose potential upside we regard as lower than previously; and raise exposure to utilities, where we see improving capital structures that could help to boost creditworthiness and, accordingly, valuations.

   Our sector allocations reflect our preference to not take an overly aggressive stance just yet. The industries we like all have fairly stable growth characteristics that could help them hold up well in case the economy doesn't, which means their bond prices could be somewhat less volatile than the high yield market overall. Relative to broad market indices, we are thus overweighting gaming, energy, food/beverage/bottling, health care and

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selected industrials. We are either underweighting or completely avoiding telecom, airlines and energy traders.

CREDIT SUISSE HIGH YIELD MANAGEMENT TEAM

Richard J. Lindquist
Misia K. Dudley
Philip L. Schantz
Mary Ann Thomas
John M. Tobin
John F. Dessauer
Michael J. Dugan

   HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISK THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

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                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                             SINCE     INCEPTION
                                                ONE YEAR   INCEPTION     DATE
                                                --------   ---------   ---------
Common Class                                      5.31%       3.34%      8/1/00
Class A Without Sales Charge                      5.33%       3.51%      3/8/99
Class A With Maximum
   Sales Charge                                   0.38%       2.28%      3/8/99
Class B Without CDSC                              4.37%       2.62%      3/8/99
Class B With CDSC                                 0.54%       2.44%      3/8/99
Class C Without CDSC                              4.38%       2.12%     2/28/00
Class C With CDSC                                 3.42%       2.12%     2/28/00

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

                                                             SINCE     INCEPTION
                                                ONE YEAR   INCEPTION     DATE
                                                --------   ---------   ---------
Common Class                                      8.35%      4.69%       8/1/00
Class A Without Sales Charge                      8.36%      4.40%       3/8/99
Class A With Maximum
   Sales Charge                                   3.16%      3.18%       3/8/99
Class B Without CDSC                              7.52%      3.54%       3/8/99
Class B With CDSC                                 3.58%      3.54%       3/8/99
Class C Without CDSC                              7.53%      3.33%      2/28/00
Class C With CDSC                                 6.54%      3.33%      2/28/00

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expenses reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was 10.89%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 12.03%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 15.03%.
(3) The Fund changed its benchmark from the Credit Suisse First Boston High Yield Index, Developed Countries Only to the Citigroup High-Yield Market Index, effective 12/20/02, because the construction methodology and the sector codes used in the Citigroup High-Yield Market Index more closely resemble those of the Fund's portfolio. The Fund had adopted the Credit Suisse First Boston High Yield Index, Developed Countries Only as a benchmark on 5/1/01, to better reflect the Fund's high yield bond emphasis. In addition to the Citigroup High-Yield Market Index, the Fund may compare its performance to the Lipper High Yield Bond Funds Index. The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. Its name was changed from the Salomon Smith Barney High-Yield Market Index effective 4/7/03. The Credit Suisse First Boston High Yield Index, Developed Countries Only is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the Fund's adviser. Its name was changed from the Credit Suisse First Boston Domestic+ High Yield Index effective 5/31/01. The Lipper High Yield Bond Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds classified by Lipper Inc. as investing primarily in high yield debt securities. It is compiled by Lipper Inc. Investors cannot invest directly in an index.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%       VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (88.7%)
AEROSPACE (0.6%)
    $  570   Sequa Corp., Senior Notes                             (BB-, Ba3)     08/01/09       9.000   $    598,500
       270   Sequa Corp., Series B, Senior Notes                   (BB-, Ba3)     04/01/08       8.875        280,125
       250   TransDigm, Inc., Company
               Guaranteed, Senior Subordinated Notes
               (Callable 12/01/03 @ $105.19)                        (B-, B3)      12/01/08      10.375        267,500
                                                                                                         ------------
                                                                                                             1,146,125
                                                                                                         ------------
AIRLINES (0.0%)
       100   American Airlines, Inc., Series 01-2, Pass
               Thru Cer                                            (BB-, B1)      10/01/06       7.800         40,473
                                                                                                         ------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (2.6%)
       300   Advanced Accessory Systems, Series B,
               Company Guaranteed, Senior Subordinated
               Notes (Callable 10/01/03 @ $103.25)                  (NR, NR)      10/01/07       9.750        316,875
       356   American Axle & Manufacturing, Inc., Company
               Guaranteed (Callable 3/01/04 @ $104.88)             (BB-, Ba2)     03/01/09       9.750        389,820
       100   Asbury Automotive Group, Inc., Global Company
               Guaranteed, Senior Subordinated Notes
               (Callable 6/15/07 @ $104.50)                         (B, B3)       06/15/12       9.000         94,500
       250   Collins & Aikman Notes, Global Company
               Guaranteed, Senior Subordinated Notes
               (Callable 2/15/06 @ $104.88)                         (B, B2)       02/15/10       9.750        253,750
       990   Collins & Aikman Products Co., Company
               Guaranteed, Senior Subordinated Notes
               (Callable 4/15/04 @ $100.00)                         (B, B2)       04/15/06      11.500        930,600
       100   Collins & Aikman Products Co., Global Company
               Guaranteed (Callable 12/31/06 @ $105.38)             (B, B1)       12/31/11      10.750        103,000
       350   Cummins, Inc., Rule 144A, Senior Notes
               (Callable 12/01/06 @ $104.75)##                     (BB+, Ba2)     12/01/10       9.500        379,750
       450   Delco Remy International, Inc., Company
               Guaranteed, Senior Subordinated Notes
               (Callable 8/1/03 @ $101.77)                         (CCC+, B3)     08/01/06      10.625        249,750
       250   Holley Performance Products, Inc., Series B,
               Company Guaranteed, Senior Subordinated
               Notes (Callable 9/15/03 @ $106.12)                 (CCC-, Caa3)    09/15/07      12.250         76,250
       520   Metaldyne Corp., Global Company Guaranteed
               (Callable 6/15/07 @ $105.50)                         (B, B3)       06/15/12      11.000        455,000
       350   Motor Coach Industries International, Inc.,
               Company Guaranteed, Senior Subordinated
               Notes (Callable 5/01/04 @ $105.62)                 (CCC+, Caa1)    05/01/09      11.250        176,750
       400   Oshkosh Truck Corp., Company
               Guaranteed, Senior Subordinated Notes
               (Callable 3/01/04 @ $102.92)                        (BB+, Ba3)     03/01/08       8.750        418,000
       100   Roller Bearing Company of America, Inc.,
               Series B, Company Guaranteed
               (Callable 6/15/03 @ $103.21)                         (B-, B3)      06/15/07       9.625         84,500

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (CONCLUDED)
    $  500   Stanadyne Automotive Corp., Series B, Company
               Guaranteed, Senior Subordinated Notes
               (Callable 12/15/03 @ $103.42)                       (B, Caa1)      12/15/07      10.250   $    388,125
       800   TRW Automotive, Rule 144A, Senior Subordinated
               Notes (Callable 2/15/08 @ $105.50)##                 (B+, B2)      02/15/13      11.000        880,000
                                                                                                         ------------
                                                                                                            5,196,670
                                                                                                         ------------
BANKING (0.3%)
       530   Sovereign Bancorp, Inc., Senior Notes                (BBB-, Ba1)     11/15/06      10.500        643,950
                                                                                                         ------------
BEVERAGES (0.1%)
       175   Cott Beverages USA, Inc., Global Company
               Guaranteed, Senior Subordinated Notes
               (Callable 12/15/06 @ $104.00)                        (B+, B2)      12/15/11       8.000        189,000
                                                                                                         ------------
BROADBAND (0.5%)
       750   Level 3 Communications, Inc., Senior Discount
               Notes (Callable 12/01/03 @ $105.25)+                (CC, Caa3)     12/01/08      10.500        543,750
       555   Level 3 Communications, Inc., Senior Notes
               (Callable 5/01/03 @ $104.56)                        (CC, Caa3)     05/01/08       9.125        452,325
                                                                                                         ------------
                                                                                                              996,075
                                                                                                         ------------
BROADCAST/OUTDOOR (2.3%)
       500   Allbritton Communications Co., Global Senior
               Subordinated Notes (Callable 12/15/07 @ 103.88)      (B-, B3)      12/15/12       7.750        522,500
       449   Corus Entertainment, Inc., Global Senior
               Subordinated Notes (Callable 3/01/07 @ $104.38)      (B+, B1)      03/01/12       8.750        484,920
       324   Emmis Communications Corp., Senior Discount
               Notes (Callable 3/15/07@ $104.17)+                   (B-, B3)      03/15/11      12.500        286,740
       125   Emmis Communications Corp., Series B,
               Company Guaranteed, Senior Subordinated
               Notes (Callable 3/15/04 @ $104.06)                   (B-, B2)      03/15/09       8.125        132,500
       250   Entravision Communications Corp., Global
               Company Guaranteed, Senior Subordinated
               Notes (Callable 3/15/06 @ $104.06)                   (B-, B3)      03/15/09       8.125        262,500
       500   Interep National Radio Sales, Inc., Series B,
               Company Guaranteed, Senior Notes
               (Callable 7/01/03 @ $105.00)                       (CCC-, Caa2)    07/01/08      10.000        382,500
       150   Lamar Media Corp., Company Guaranteed, Senior
               Subordinated Notes (Callable 09/15/03 @ $102.88)     (B, Ba3)      09/15/07       8.625        157,500
       800   Nexstar Finance Holdings, Inc., Rule 144A, Senior
               Discount Notes (Callable 4/01/08 @ $105.69)+##      (B-, Caa1)     04/01/13      11.375        518,000
       650   Paxson Communications Corp., Global
               Company Guaranteed, Senior Discount Notes
               (Callable 1/15/06 @ $106.12)+                      (CCC+, Caa1)    01/15/09      12.250        549,250
       150   Radio One, Inc., Series B, Global Company
               Guaranteed Notes (Callable 7/01/06 @ $104.44)        (B-, B2)      07/01/11       8.875        165,750

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%       VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
BROADCAST/OUTDOOR (CONCLUDED)
    $  250   RH Donnelley Finance Corp., Rule 144A, Senior
               Notes (Callable 12/15/06 @ $104.44)##                (B+, B1)      12/15/10       8.875   $    281,250
       150   Salem Communications Holding Corp.,
               Series B, Global Company Guaranteed
               (Callable 7/01/06 @ $104.50)                         (B-, B3)      07/01/11       9.000        159,375
       100   Sinclair Broadcast Group, Inc., Global Company
               Guaranteed, Senior Subordinated Notes
               (Callable 12/15/06 @ $104.38)                        (B, B2)       12/15/11       8.750        109,000
       500   Susquehanna Media Co., Rule 144A,
               Senior Subordinated Notes
               (Callable 4/15/08 @ $103.69)##                       (B, B1)       04/15/13       7.375        526,250
                                                                                                         ------------
                                                                                                            4,538,035
                                                                                                         ------------
BUILDING PRODUCTS (1.6%)
       150   Airxcel, Inc., Series B, Senior Subordinated Notes
               (Callable 11/15/03 @ $103.67)                       (CCC+, B3)     11/15/07      11.000        125,250
       250   Associated Materials, Inc., Global Company
               Guaranteed (Callable 4/15/07 @ $104.88)              (B, B3)       04/15/12       9.750        273,750
       282   Atrium Companies, Inc., Series B, Company
               Guaranteed, Senior Subordinated Notes
               (Callable 5/01/04 @ $105.25)                         (B-, B3)      05/01/09      10.500        297,510
       190   Building Materials Corporation of America,
               Series B, Company Guaranteed Notes                   (B, B2)       12/01/08       8.000        171,000
       700   Building Materials Corporation of America,
               Series B, Senior Notes                               (B, B2)       07/15/05       7.750        668,500
       500   Building Materials Corporation of America,
               Unsecured Senior Notes                               (B, B2)       10/15/07       8.000        458,750
       640   Dayton Superior Corp., Company Guaranteed
               Notes (Callable 6/15/07 @ $102.17)                  (B-, Caa2)     06/15/09      13.000        547,200
       177   Interface, Inc., Global Senior Notes                   (B+, B2)      02/01/10      10.375        161,955
       430   Nortek Holdings, Inc., Series B, Global Senior
               Subordinated Notes (Callable 6/15/06 @ $104.94)      (B-, B3)      06/15/11       9.875        449,350
                                                                                                         ------------
                                                                                                            3,153,265
                                                                                                         ------------
CABLE (6.1%)
       500   Adelphia Communications Corp., Series B,
               Senior Notes#                                        (NR, NR)      02/15/04       9.500        247,500
       260   Adelphia Communications Corp., Series B,
               Senior Notes#                                        (NR, NR)      07/15/04      10.500        128,700
       150   Century Communications Corp., Senior Notes#            (NR, NR)      10/01/07       8.750         70,500
       300   Charter Communications Holdings LLC, Senior
               Notes (Callable 4/01/04 @ $104.31)                  (CCC-, Ca)     04/01/09       8.625        198,750
     1,010   Coaxial Communications/Phoenix,
               Company Guaranteed, Senior Notes
               (Callable 8/15/03 @ $103.33)                         (B, B3)       08/15/06      10.000      1,042,825
       400   Coaxial LLC, Company Guaranteed, Senior Notes
               (Callable 8/15/03 @ $106.44)+                      (CCC+, Caa1)    08/15/08      12.875        346,000

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%       VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
CABLE (CONCLUDED)
    $  500   Comcast UK Cable Partners, Ltd., Yankee
               Debentures (Callable 11/15/03 @ $100.00)+           (C, Caa2)      11/15/07      11.200   $    412,500
       300   CSC Holdings, Inc., Senior Notes                      (BB-, B1)      12/15/07       7.875        317,250
     1,050   CSC Holdings, Inc., Senior Subordinated
               Debentures Notes (Callable 2/15/04 @ $103.60)        (B+, B2)      02/15/13       9.875      1,105,125
       200   CSC Holdings, Inc., Series B, Debentures              (BB-, B1)      08/15/09       8.125        213,000
       200   CSC Holdings, Inc., Series B, Senior Notes            (BB-, B1)      07/15/09       8.125        213,000
       390   CSC Holdings, Inc., Series B, Senior Notes            (BB-, B1)      04/01/11       7.625        412,425
       750   Directv Holdings LLC, Rule 144A, Senior Notes
               (Callable 3/15/08 @$104.19)##                        (B, B1)       03/15/13       8.375        838,125
       880   Insight Communications Company, Inc., Senior
               Discount Notes (Callable 2/15/06 @ $106.13)+        (B-, Caa1)     02/15/11      12.250        697,400
        20   Insight Midwest Insight Capital, Global Senior
               Notes (Callable 11/01/05 @ $105.25)                  (B+, B2)      11/01/10      10.500         22,250
     1,060   Insight Midwest Insight Capital, Senior Notes
               (Callable 10/01/04 @ $104.88)                        (B+, B2)      10/01/09       9.750      1,142,150
       350   James Cable Partners LP, Series B, Senior Notes
               (Callable 8/15/03 @ $100.00)#                        (NR, Ca)      08/15/04      10.750        185,500
       347   MDC Corporation, Inc., Yankee Senior
               Subordinated Notes (Callable 12/01/03 @ $101.75)     (B, B2)       12/01/06      10.500        317,505
        20   Mediacom LLC Capital Corp., Senior Notes
               (Callable 1/15/06 @ $104.75)                         (B+, B2)      01/15/13       9.500         21,600
     1,000   Mediacom LLC Capital Corp., Senior Notes
               (Callable 2/15/06 @ $103.94)                         (B+, B2)      02/15/11       7.875      1,010,000
       200   Mediacom LLC Capital Corp., Series B, Senior
               Notes (Callable 4/15/04 @ $102.83)                   (B+, B2)      04/15/08       8.500        206,000
       320   Northland Cable Television, Inc., Company
               Guaranteed, Senior Subordinated Notes
               (Callable 11/15/03 @ $103.42)                       (CC, Caa3)     11/15/07      10.250        299,200
       200   Olympus Communications LP, Series B, Senior
               Notes (Callable 11/15/03 @ $101.77)#                 (NR, NR)      11/15/06      10.625        184,000
       447   Renaissance Media Group LLC, Company
               Guaranteed, Senior Discount Notes
               (Callable 4/15/04 @ $103.33)+                      (CCC-, Caa1)    04/15/08      10.000        422,415
       150   Rogers Cablesystems Ltd., Series B, Yankee
               Senior Notes                                       (BBB-, Ba2)     03/15/05      10.000        161,625
       600   Rogers Communications, Inc., Yankee Senior
               Notes (Callable 7/15/03 @ $102.96)                  (BB-, B2)      07/15/07       8.875        621,750
     1,000   Vivendi Universal SA, Rule 144A, Senior Notes
               (Callable 4/15/07 @ $104.63)##                       (B+, B1)      04/15/10       9.250      1,127,500
                                                                                                         ------------
                                                                                                           11,964,595
                                                                                                         ------------
CAPITAL GOODS (0.2%)
       250   International Wire Group, Inc., Senior
               Subordinated Notes (Callable 6/01/03 @ $100.00)    (CCC-, Caa1)    06/01/05      11.750        186,250
       150   SPX Corp., Senior Notes
               (Callable 1/01/08 @ $103.75)                        (BB+, Ba3)     01/01/13       7.500        164,250
                                                                                                         ------------
                                                                                                              350,500
                                                                                                         ------------

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
CHEMICALS (3.2%)
    $  100   Airgas, Inc., Global Company Guaranteed, Senior
               Subordinated Notes (Callable 10/01/06 @ $104.56)    (B+, Ba2)      10/01/11       9.125   $    112,000
       650   Applied Extrusion Technologies, Inc.,
               Series B, Company Guaranteed
               (Callable 7/01/06 @ $105.38)                        (B, Caa1)      07/01/11      10.750        484,250
       640   Avecia Group PLC, Global Company Guaranteed
               (Callable 7/01/04 @ $105.50)                        (B-, Caa1)     07/01/09      11.000        585,600
       200   Equistar Chemicals Funding, Global
               Company Guaranteed                                   (BB, B1)      09/01/08      10.125        211,000
       400   Equistar Chemicals Funding, Rule 144A, Senior
               Notes (Callable 5/01/07 @ $105.31)##                 (BB, B1)      05/01/11      10.625        425,000
        50   Equistar Chemicals Funding, Senior Notes               (BB, B1)      02/15/09       8.750         49,566
       150   Ferro Corp., Senior Notes                            (BBB-, Baa3)    01/01/09       9.125        168,662
       300   FMC Corp., Global Senior Secured
               (Callable 11/1/06 @ $105.13)                        (BB+, Ba2)     11/01/09      10.250        339,000
        50   FMC Corp., Rule 144A, Senior Secured Notes
               (Callable 11/1/06 @ $105.13)##                      (BB+, Ba2)     11/01/09      10.250         56,500
       150   Huntsman ICI Chems LLC, Company Guaranteed
               (Callable 7/01/04 @ $105.06)                        (B-, Caa1)     07/01/09      10.125        155,250
       250   Huntsman ICI Chems LLC, Senior Discount Notes
               (Callable 7/01/04 @ $106.69)                        (B+, Caa2)     12/31/09       0.000         98,750
       100   Lyondell Chemical Co., Global Company
               Guaranteed (Callable 12/15/05 @ $104.75)            (BB, Ba3)      12/15/08       9.500        102,500
       150   Lyondell Chemical Co., Senior Secured Notes           (BB, Ba3)      07/15/12      11.125        162,750
       100   Lyondell Chemical Co., Series B, Senior Secured
               Notes (Callable 5/01/04 @ $104.94)                  (BB, Ba3)      05/01/07       9.875        103,500
       250   Mississippi Chemical Corp., Bonds
               (Callable 11/15/07 @ $100.00)#                     (CCC, Caa2)     11/15/17       7.250         21,250
       750   PolyOne Corp., Rule 144A, Senior Notes
               (Callable 5/15/07 @ $105.31)##                      (BB-, B2)      05/15/10      10.625        750,000
       500   Radnor Holdings Corp., Rule 144A, Senior Notes
               (Callable 3/15/07 @ $105.50)##                       (B, B2)       03/15/10      11.000        502,500
       400   Resolution Performance Products LLC,
               Global Senior Subordinated Notes
               (Callable 11/15/05 @ $106.75)                       (B-, Caa1)     11/15/10      13.500        431,000
       250     Resolution Performance Products LLC, Rule 144A,
               Senior Notes (Callable 4/15/06 @ $104.75)##          (B+, B2)      04/15/10       9.500        268,750
       500  Terra Industries, Inc., Series B, Senior Notes
               (Callable 6/15/03 @ $100.00)                        (B, Caa3)      06/15/05      10.500        495,000
       600   United Industries Corp., Rule 144A, Senior
               Subordinated Notes (Callable 4/01/04 @ $104.94)##    (B-, B3)      04/01/09       9.875        639,000
       150   United Industries Corp., Senior Subordinated
               Notes (Callable 4/01/04 @ $104.94)                   (B-, B3)      04/01/09       9.875        159,750
                                                                                                         ------------
                                                                                                            6,321,578
                                                                                                         ------------

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (1.2%)
    $  350   Block Communications, Inc., Global Company
               Guaranteed, Senior Subordinated Notes
               (Callable 4/15/06 @ $104.63)                         (B-, B2)      04/15/09       9.250   $    382,375
       100   Fairpoint Communications Inc, Senior
               Subordinated Notes (Callable 5/01/05 @ $106.25)     (B-, Caa1)     05/01/10      12.500         98,250
       500   Fairpoint Communications, Inc., Rule 144A,
               Senior Notes (Callable 3/01/07 @ 105.94)##           (B, B3)       03/01/10      11.875        557,500
       400   GCI, Inc., Senior Notes (Callable 8/01/03 @ $103.25)   (B+, B2)      08/01/07       9.750        408,000
       150   Qwest Corp., Notes                                    (B-, Ba3)      11/15/08       5.625        140,250
       534   RCN Corp., Senior Discount Notes
               (Callable 10/15/03 @ $103.71)+                      (CCC-, Ca)     10/15/07      11.125        192,240
       618   Time Warner Telecom LLC, Senior Notes
               (Callable 7/15/03 @ $104.88)                        (CCC+, B3)     07/15/08       9.750        521,788
                                                                                                         ------------
                                                                                                            2,300,403
                                                                                                         ------------
CONGLOMERATE/DIVERSIFIED MANUFACTURING (0.5%)
       400   Jordan Industries, Inc., Series B, Senior Notes
               (Callable 8/01/03 @ $102.59)                        (B-, Caa3)     08/01/07      10.375        152,000
       900   Tyco International Group SA, Yankee
               Company Guaranteed                                 (BBB-, Ba2)     11/01/08       6.125        888,750
                                                                                                         ------------
                                                                                                            1,040,750
                                                                                                         ------------
CONSUMER PRODUCTS/TOBACCO (4.5%)
       250   American Achievement Corp., Series B, Global
               Company Guaranteed, Senior Notes
               (Callable 1/01/05 @ $105.81)                         (B+, B1)      01/01/07      11.625        271,250
       250   American Greetings Corp., Global Senior
               Subordinated Notes (Callable 7/15/05 @ $105.88)     (BB+, Ba3)     07/15/08      11.750        287,500
        40   Armkel, LLC., Global Senior Subordinated Notes
               (Callable 8/15/05 @ $104.75)                         (B-, B2)      08/15/09       9.500         45,000
       150   Central Garden & Pet Co., Rule 144A, Senior
               Subordinated Notes (Callable 2/01/08 @ $104.56)##    (B+, B2)      02/01/13       9.125        161,250
       395   Dimon, Inc., Series B, Global
               Company Guaranteed, Senior Notes
               (Callable 10/15/06 @ $104.81)                       (BB, Ba3)      10/15/11       9.625        432,525
       955   General Binding Corp., Company
               Guaranteed, Senior Subordinated Notes
               (Callable 06/01/03 @ $104.69)                       (B-, Caa1)     06/01/08       9.375        916,800
       530   Hockey Company Sports Maska,
             Global Senior Secured Notes, Units
               (Callable 4/15/06 @ $105.62)                         (B, B2)       04/15/09      11.250        581,675
       250   Holmes Group, Inc., Series D, Senior Subordinated
               Notes (Callable 11/15/03 @ $103.29)                 (B-, Caa2)     11/15/07       9.875        228,750
       650   Johnsondiversey, Inc., Series B, Global Company
               Guaranteed, Senior Subordinated Notes
               (Callable 5/15/07 @ $104.81)                         (B-, B2)      05/15/12       9.625        719,875

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
CONSUMER PRODUCTS/TOBACCO (CONCLUDED)
    $  710   Packaged Ice, Inc., Series B, Company
               Guaranteed, Senior Unsecured Notes
               (Callable 2/01/04 @ $100.00)                        (B-, Caa3)     02/01/05       9.750   $    685,150
       390   PCA LLC, Global Senior Notes                           (B-, B3)      08/01/09      11.875        413,400
       400   Playtex Products, Inc., Global Company
               Guaranteed (Callable 6/01/06 @ $104.69)              (B, B2)       06/01/11       9.375        436,000
       500   Remington Arms Company, Inc.,
               Rule 144A, Company Guaranteed Notes
               (Callable 2/01/07 @ $105.25)##                       (B-, B2)      02/01/11      10.500        542,500
       700   Revlon Consumer Products Corp., Global
               Company Guaranteed                                 (CCC+, Caa1)    12/01/05      12.000        665,000
       905   Scotts Co., Company Guaranteed
               (Callable 1/15/04 @ $104.31)                         (B+, B2)      01/15/09       8.625        963,825
       615   Sealy Mattress Co., Series B, Senior Subordinated
               Notes (Callable 12/15/03 @ $103.29)                  (B-, B3)      12/15/07       9.875        636,525
       765   Werner Holding Co., Inc., Series A, Company
               Guaranteed (Callable 11/15/03 @ $103.33)             (B-, B2)      11/15/07      10.000        787,950
                                                                                                         ------------
                                                                                                            8,774,975
                                                                                                         ------------
CONTAINERS (3.2%)
       100   Consolidated Container Co., LLC, Company
               Guaranteed (Callable 7/15/04 @ $105.06)            (CCC, Caa2)     07/15/09      10.125         60,000
        50   Constar International, Inc., Senior Subordinated
               Notes (Callable 12/01/07 @ $105.50)                  (B, B3)       12/01/12      11.000         52,750
       600   Crown Cork & Seal Fin PLC, Yankee Company
               Guaranteed Notes                                     (B, B3)       12/15/06       7.000        565,500
       500   Crown Euro Holdings SA, Rule 144A
               (Callable 3/01/07 @ $104.75)##                       (B+, B1)      03/01/11       9.500        535,000
       550   Crown Euro Holdings SA, Rule 144A
               (Callable 3/01/08 @ $105.44)##                       (B, B2)       03/01/13      10.875        595,375
       195   Graham Packaging Company, Inc., Series B, Senior
               Discount Notes (Callable 1/15/04 @ $103.58)+       (CCC+, Caa2)    01/15/09      10.750        200,850
     2,000   Owens Brockway Glass Container, Rule 144A,
               Senior Notes (Callable 5/15/08 @ $104.13)##          (B+, B2)      05/15/13       8.250      2,000,000
       210   Owens-Brockway, Global Company Guaranteed
               (Callable 2/15/06 @ $104.44)                         (BB, B1)      02/15/09       8.875        226,275
       400   Owens-Illinois, Inc., Senior Notes                     (B+, B3)      05/15/07       8.100        412,000
       360   Owens-Illinois, Inc., Senior Notes                     (B+, B3)      05/15/08       7.350        358,200
       200   Plastipak Holdings, Inc., Global
               Company Guaranteed, Senior Notes
               (Callable 9/01/06 @ $105.38)                         (B+, B3)      09/01/11      10.750        217,000
       250   Pliant Corp., Company Guaranteed, Senior
               Subordinated Notes (Callable 6/01/05 @ $106.50)     (B-, Caa1)     06/01/10      13.000        232,500
       250   Portola Packaging, Inc., Senior Notes
               (Callable 10/1/03 @ $100.00)                         (B, B2)       10/01/05      10.750        255,625
       250   Sealed Air Corp., Rule 144A, Company Guaranteed##    (BBB, Baa3)     07/01/08       8.750        293,858

                            See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
CONTAINERS (CONCLUDED)
    $  200   Tekni-Plex, Inc., Series B, Company
               Guaranteed, Senior Subordinated Notes
               (Callable 6/15/05 @ $106.38)                         (B-, B3)      06/15/10      12.750   $    196,500
                                                                                                         ------------
                                                                                                            6,201,433
                                                                                                         ------------
DIVERSIFIED TELECOMMUNICATIONS (0.6%)
       150   Gray Television, Inc., Global Company
               Guaranteed, Senior Subordinated Notes
               (Callable (12/15/06 @ $104.62)                       (B-, B3)      12/15/11       9.250        165,750
       800   Primus Telecommunications Group, Inc., Senior
               Notes (Callable 1/15/04 @ $105.63)                 (CCC-, Caa3)    01/15/09      11.250        684,000
       150   Primus Telecommunications Group, Inc., Senior
               Notes (Callable 8/01/03 @ $100.00)                 (CCC-, Caa3)    08/01/04      11.750        149,813
       200   Primus Telecommunications Group, Inc., Series B,
               Senior Notes (Callable 5/15/03 @ $104.94)          (CCC-, Caa3)    05/15/08       9.875        163,000
                                                                                                          ------------
                                                                                                             1,162,563
                                                                                                          ------------
ELECTRONICS/INFORMATION/DATA TECHNOLOGY (0.3%)
       240   Flextronics International, Ltd., Yankee Senior
               Subordinated Notes (Callable 7/01/05 @ $104.94)     (BB-, Ba2)     07/01/10       9.875        270,000
       250   Solectron Corp., Senior Notes
               (Callable 2/15/06 @ $104.81)                        (BB-, Ba3)     02/15/09       9.625        272,500
        40   Unisys Corp., Senior Notes                            (BB+, Ba1)     01/15/05       7.250         42,000
                                                                                                         ------------
                                                                                                              584,500
                                                                                                         ------------
ENERGY - OTHER (6.0%)
        50   Clark Refining & Marketing, Inc., Senior
               Subordinated Notes (Callable 11/15/03 @ $102.96)     (B, B2)       11/15/07       8.875         50,625
       100   Crown Central Petroleum Corp., Senior Notes           (NR, Caa1)     02/01/05      10.875         69,500
       500   El Paso CGP Co., Notes                                (B, Caa1)      02/01/09       6.375        422,500
       750   El Paso CGP Co., Notes                                (B, Caa1)      06/15/10       7.750        663,750
     1,100   El Paso Corp., Senior Notes                           (B, Caa1)      05/15/11       7.000        962,500
       200   El Paso Energy Partners LP,
             Rule 144A, Senior Subordinated Notes
               (Callable 12/01/07 @ $105.31)##                     (BB-, B1)      12/01/12      10.625        231,000
       500   El Paso Energy Partners LP, Rule 144A, Senior
               Subordinated Notes (Callable 6/01/07 @ 104.25)##    (BB-, B1)      06/01/10       8.500        541,250
       500   Frontier Oil Corp., Senior Notes
               (Callable 11/15/04 @ $105.88)                        (B, B2)       11/15/09      11.750        557,500
       250   Giant Industries, Inc., Global Company Guaranteed
               Notes (Callable 5/15/07 @ $105.50)                   (B-, B3)      05/15/12      11.000        238,750
     1,050   Mirant Corp., Rule 144A, Senior Notes##               (BB, Caa2)     07/15/04       7.400        925,499
     1,000   PSEG Energy Holdings LLC., Rule 144A, Notes##        (BBB-, Baa3)    04/16/07       7.750      1,048,565
     1,200   Sierra Pacific Resources, Notes                        (B-, B2)      05/15/05       8.750      1,170,000
       485   Swift Energy Co., Senior Subordinated Notes
               (Callable 5/01/07 @ $104.69)                         (B, B3)       05/01/12       9.375        509,250

                            See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
ENERGY - OTHER (CONCLUDED)

   $ 1,000   Tesoro Petroleum Corp., Rule 144A, Secured
               Notes (Callable 4/15/06 @ $104.00)##                (BB, Ba3)      04/15/08       8.000   $  1,040,000
       300   Trico Marine Services, Inc., Global Company
               Guaranteed (Callable 5/15/07 @ $104.44)              (B, B2)       05/15/12       8.875        264,000
       660   Western Gas Resources, Inc., Company
               Guaranteed (Callable 6/15/04 @ $105.00)             (BB-, Ba3)     06/15/09      10.000        722,700
       700   Williams Companies, Inc., Global Notes                (B, Caa1)      03/15/04       9.250        708,750
       700   Williams Companies, Inc., Notes                       (B, Caa1)      08/01/06       6.500        675,500
     1,000   Williams Companies, Inc., Notes                       (B, Caa1)      12/01/08       6.500        935,000
                                                                                                         ------------
                                                                                                           11,736,639
                                                                                                         ------------
ENVIRONMENTAL SERVICES (0.8%)
       325   Allied Waste North America, Inc., Series B, Company
               Guaranteed (Callable 8/01/04 @ $105.00)              (B+, B2)      08/01/09      10.000        348,969
       420   Allied Waste North America, Inc., Series B,
               Company Guaranteed, Senior Notes
               (Callable 1/01/04 @ $103.94)                        (BB-, Ba3)     01/01/09       7.875        435,750
       350   Allied Waste North America, Inc., Series B, Global
               Company Guaranteed                                  (BB-, Ba3)     04/01/08       8.875        379,750
       100   IMC Global, Inc., Notes                               (B+, Ba3)      01/15/05       6.550        101,500
       250   IMC Global, Inc., Rule 144A, Company
               Guaranteed, Senior Unsecured Notes
               (Callable 6/01/06 @ 105.62)##                       (BB, Ba2)      06/01/11      11.250        285,000
                                                                                                         ------------
                                                                                                            1,550,969
                                                                                                         ------------
FINANCE - OTHER (0.2%)
       250   LaBranche & Co., Inc., Senior Subordinated Notes     (BB+, Baa3)     08/15/04       9.500        266,250
       200   LaBranche & Co., Inc., Senior Subordinated Notes      (BB-, Ba1)     03/02/07      12.000        220,000
                                                                                                         ------------
                                                                                                              486,250
                                                                                                         ------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (2.8%)
        50   Archibald Candy Corp., Company Guaranteed              (NR, NR)      11/01/07      10.000         44,910
       100   Aurora Foods, Inc., Series B, Senior Subordinated
               Notes (Callable 2/15/04 @ $103.65)                   (CC, Ca)      02/15/07       9.875         45,500
       525   Aurora Foods, Inc., Series B, Senior Subordinated
               Notes (Callable 7/01/03 @ $106.38)                   (CC, Ca)      07/01/08       8.750        233,625
       550   B & G Foods, Inc., Series D, Global Company
               Guaranteed (Callable 8/01/03 @ $103.21)              (B-, B3)      08/01/07       9.625        569,937
       175   Burns Phillip Capital Property, Ltd.,
               Rule 144A, Company Guaranteed Notes
               (Callable 7/15/07 @ $104.88)##                       (B-, B3)      07/15/12       9.750        175,875
       750   Curtice Burns Food, Inc., Company
               Guaranteed, Senior Subordinated Notes
               (Callable 11/01/03 @ $105.94)                        (B-, B3)      11/01/08      11.875        815,625
       150   Del Monte Corp., Series B, Global Company
               Guaranteed (Callable 5/15/06 @ $104.63)              (B, B3)       05/15/11       9.250        162,938

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
FOOD PROCESSORS/BEVERAGE/BOTTLING (CONCLUDED)
    $  550   Dole Food Company, Inc., Rule 144A, Senior
               Notes (Callable 3/15/07 @ 104.44)##                  (B+, B2)      03/15/11       8.875   $    598,125
       600   Eagle Family Foods, Inc., Series B, Company
               Guaranteed (Callable 1/15/04 @ $102.92)            (CCC+, Caa2)    01/15/08       8.750        405,000
       110   Fleming Companies, Inc., Global Company
               Guaranteed (Callable 4/01/05 @ $105.06)#            (NR, Caa3)     04/01/08      10.125         16,225
       300   Fleming Companies, Inc., Series D, Global
               Company Guaranteed (Callable 7/31/03 @ $103.54)#     (NR, C)       07/31/07      10.625          3,000
       715   Land O' Lakes, Inc., Global Senior Notes
               (Callable 11/15/06 @ $104.38)                        (B+, B2)      11/15/11       8.750        461,175
       425   Luiginos, Inc., Senior Subordinated Notes
               (Callable 2/01/04 @ $102.50)                         (B-, B3)      02/01/06      10.000        442,000
       430   National Wine & Spirits, Inc., Company Guaranteed
               (Callable 1/15/04 @ $105.06)                        (CCC+, B2)     01/15/09      10.125        393,450
       460   Premier International Foods, Yankee Senior Notes
               (Callable 9/01/04 @ $106.00)                         (B-, B3)      09/01/09      12.000        508,300
       300   Roundy's, Inc., Series B, Global Company
               Guaranteed (Callable 6/15/07 @ $104.44)              (B, B2)       06/15/12       8.875        310,500
       250   Smithfield Foods, Inc., Series B, Global
               Senior Notes                                       (BBB-, Ba2)     10/15/09       8.000        257,500
                                                                                                         ------------
                                                                                                            5,443,685
                                                                                                         ------------
GAMING (9.1%)
       910   Ameristar Casinos, Inc., Global Company
               Guaranteed (Callable 2/15/06 @ $105.38)              (B, B3)       02/15/09      10.750      1,023,750
       760   Argosy Gaming Co., Company Guaranteed
               (Callable 6/01/04 @ $105.38)                         (B+, B2)      06/01/09      10.750        843,600
       100   Aztar Corp., Global Senior Subordinated Notes
               (Callable 8/15/06 @ $104.50)                        (B+, Ba3)      08/15/11       9.000        106,250
       670   Aztar Corp., Senior Subordinated Notes
               (Callable 5/15/03 @ $104.44)                        (B+, Ba3)      05/15/07       8.875        703,500
       750   Choctaw Resort Development Enterprise, Global
               Senior Notes (Callable 4/01/05 @ $104.625)          (BB-, B1)      04/01/09       9.250        806,250
       500   Chukchansi Economic Development
               Authority, Rule 144A, Senior Notes
               (Callable 10/01/06 @ $113.00)##                      (NR, NR)      06/15/09      14.500        526,250
       250   Circus & Eldor Silver Leg, Global First Mortgage
               Notes (Callable 3/01/07 @ $105.06)                   (B+, B1)      03/01/12      10.125        241,875
       725   Coast Hotels & Casinos, Inc., Company
               Guaranteed, Senior Subordinated Notes
               (Callable 4/01/04 @ 104.75)                          (B, B2)       04/01/09       9.500        783,000
     1,105   Hard Rock Hotel, Inc., Series B, Senior
               Subordinated Notes (Callable 4/01/04 @ $100.00)     (B-, Caa1)     04/01/05       9.250      1,132,625
       250   Herbst Gaming, Inc., Rule 144A, Senior Secured
               Notes (Callable 9/01/05 @ $105.38)##                 (B, B2)       09/01/08      10.750        275,625

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
GAMING (CONTINUED)
    $  150   Herbst Gaming, Inc., Series B, Global Secured
               Notes (Callable 9/01/05 @ $105.38)                   (B, B2)       09/01/08      10.750   $    165,375
       350   Hollywood Casino Corp., Company
               Guaranteed, Senior Secured Notes
               (Callable 5/01/03 @ $107.00)                         (B+, B1)      05/01/07      11.250        374,500
        75   Horseshoe Gaming Holding Corp., Series B,
               Company Guaranteed (Callable 5/15/04 @ $104.31)      (B+, B2)      05/15/09       8.625         80,063
       670   Isle of Capri Casinos, Inc., Company Guaranteed
               (Callable 4/15/04 @ $104.38)                         (B, B2)       04/15/09       8.750        708,525
       680   Kerzner International LTD., Global Company
               Guaranteed, Senior Subordinated Notes
               (Callable 8/15/06 @ $104.44)                         (B+, B2)      08/15/11       8.875        724,200
       900   Majestic Investor Holdings, Company
               Guaranteed, Senior Secured Notes
               (Callable 11/30/05 @ $105.83)                        (B, B2)       11/30/07      11.653        886,500
       650   Majestic Star Casino LLC, Series B,
               Company Guaranteed, Senior Secured Notes
               (Callable 7/01/03 @ $105.44)                         (B, B2)       07/01/06      10.875        677,625
        50   Mandalay Resort Group, Senior Notes                   (BB+, Ba2)     02/01/06       6.450         51,000
       485   Mandalay Resort Group, Senior Subordinated
               Notes (Callable 12/01/03 @ $102.31)                 (BB-, Ba3)     12/01/05       9.250        509,856
       550   Mandalay Resort Group, Series B, Senior
               Subordinated Notes                                  (BB-, Ba3)     08/01/07      10.250        610,500
       780   MGM Mirage, Inc., Company Guaranteed, Senior
               Subordinated Notes                                  (BB+, Ba2)     06/01/07       9.750        877,500
       100   MGM Mirage, Inc., Company Guaranteed, Senior
               Subordinated Notes                                  (BB+, Ba2)     02/01/11       8.375        109,750
       900   Mikohn Gaming Corp., Series B,
               Company Guaranteed, Senior Notes
               (Callable 8/15/05 @ $105.94)                         (B-, B3)      08/15/08      11.875        823,500
        10   Mohegan Tribal Gaming, Global Senior
               Subordinated Notes (Callable 7/01/06 @ $104.19)     (BB-, Ba3)     07/01/11       8.375         10,700
       600   Mohegan Tribal Gaming, Senior Subordinated
               Notes (Callable 1/01/04 @ $104.38)                  (BB-, Ba3)     01/01/09       8.750        640,500
       600   MTR Gaming Group, Inc., Rule 144A,
               Company Guaranteed, Senior Notes
               (Callable 4/01/07 @ $104.88)##                       (B+, B2)      04/01/10       9.750        627,000
       550   Old Evangeline Downs, Rule 144A, Company
               Guaranteed Notes (Callable 3/1/07 @ $106.50)##      (B-, Caa1)     03/01/10      13.000        558,250
       100   Park Place Entertainment Corp., Senior
               Subordinated Notes                                  (BB+, Ba2)     12/15/05       7.875        105,000
       600   Park Place Entertainment Corp., Senior
               Subordinated Notes                                  (BB+, Ba2)     02/15/07       9.375        654,000
       150   Peninsula Gaming LLC., Series B,
               Company Guaranteed, Senior Notes
               (Callable 7/01/03 @ $108.00)                         (B, B2)       07/01/06      12.250        156,750

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
GAMING (CONTINUED)
    $  480  Penn National Gaming, Inc., Company Guaranteed
               (Callable 3/15/06 @ $104.44)                         (B-, B3)      03/15/10       8.875   $    505,200
       350   Penn National Gaming, Inc., Series B, Global
               Company Guaranteed, Senior Subordinated Notes
               (Callable 3/01/05 @ $105.56)                         (B-, B3)      03/01/08      11.125        387,625
       330   Riviera Holdings Corp., Global Company Guaranteed
               (Callable 6/15/06 @ $105.50)                         (B+, B2)      06/15/10      11.000        311,850
       380   Station Casinos, Inc., Senior Subordinated Notes
               (Callable 7/01/05 @ $103.70)                         (B+, B2)      07/01/10       9.875        420,850
       230   Waterford Gaming LLC, Rule 144A, Senior Notes
               (Callable 3/15/04 @ $105.18)##                       (B+, B1)      03/15/10       9.500        247,669
       250   Wheeling Islands Gaming, Inc., Global Company
               Guaranteed (Callable 12/15/05 @ $105.06)             (B+, B3)      12/15/09      10.125        253,750
       100   Windsor Woodmont Black Hawk, Series B, First
               Mortgage (Callable 3/15/04 @ $104.33)#               (NR, NR)      03/15/05      13.000         68,500
                                                                                                         ------------
                                                                                                           17,989,263
                                                                                                         ------------
HEALTHCARE FACILITIES/SUPPLIES (3.0%)
       390   Advanced Medical Optics, Inc., Global Senior
               Subordinated Notes (Callable 7/15/06 @ $104.63)      (B, B3)       07/15/10       9.250        415,350
       550   Alaris Medical Systems, Company Guaranteed
               (Callable 12/01/03 @ $101.625)                      (B-, Caa1)     12/01/06       9.750        572,000
       450   Beverly Enterprises, Inc., Global Senior Notes         (B+, B1)      04/15/09       9.625        398,250
       150   Coventry Health Care, Inc., Global Senior Notes
               (Callable 2/15/07 @ $104.06)                        (BB+, Ba3)     02/15/12       8.125        161,625
       295   Extendicare Health Services, Inc., Company
               Guaranteed (Callable 12/15/03 @ $103.12)            (CCC+, B3)     12/15/07       9.350        240,425
       300   Extendicare Health Services, Inc., Company
               Guaranteed (Callable 7/01/06 @ $104.75)              (B-, B2)      07/01/10       9.500        298,500
       200   Fisher Scientific International, Inc., Global Senior
               Subordinated Notes (Callable 5/01/07 @ $104.06)      (B+, B2)      05/01/12       8.125        216,000
       250   Fisher Scientific International, Inc.,
               Rule 144A, Senior Subordinated Notes
               (Callable 5/01/07 @ $104.06)##                       (B+, B2)      05/01/12       8.125        270,000
       495   Genesis Health Ventures, Inc., Senior
               Secured Notes#                                       (B, B1)       04/02/07       6.290        477,675
       300   Hanger Orthopedic Group, Inc., Global Company
               Guaranteed (Callable 2/15/06 @ $105.19)              (B, B2)       02/15/09      10.375        328,500
       150   Healthsouth Corp., Global Senior Notes#               (D, Caa2)      10/01/11       8.375         96,375
        50   Hudson Respiratory Care Inc., Senior Subordinated
               Notes (Callable 4/15/04 @ $103.04)                   (CC, Ca)      04/15/08       9.125         27,750
       240   Insight Health Services Corp., Series B, Company
               Guaranteed (Callable 11/01/06 @ $104.94)             (B-, B3)      11/01/11       9.875        226,800
       500   Kinetic Concepts, Inc., Series B,
               Company Guaranteed, Senior Notes
               (Callable 11/01/04 @ $101.60)                        (B-, B3)      11/01/07       9.625        523,750

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
HEALTHCARE FACILITIES/SUPPLIES (CONCLUDED)
    $  100   Magellan Health Services, Inc., Senior
               Subordinated Notes (Callable 2/15/04 @ $103.00)#      (D, C)       02/15/08       9.000   $     27,000
       250   Medquest, Inc., Series B, Global Company
               Guaranteed (Callable 8/15/07 @ $105.94)              (B-, B3)      08/15/12      11.875        232,500
       150   Owens & Minor, Inc., Global Company
               Guaranteed, Senior Subordinated Notes
               (Callable 7/15/06 @ $104.13)                        (BB-, Ba3)     07/15/11       8.500        163,500
       200   PacifiCare Health Systems, Inc., Global Company
               Guaranteed (Callable 6/01/06 @ $105.38)              (B+, B2)      06/01/09      10.750        222,500
       150   Rotech Healthcare, Inc., Global Company
               Guaranteed, Senior Subordinated Notes
               (Callable 4/01/07 @ $104.75)                         (B+, B2)      04/01/12       9.500        153,000
       100   Senior Housing Properties Trust, Senior Notes         (BB+, Ba2)     01/15/12       8.625        106,000
       300   Triad Hospital, Inc., Series B, Company
               Guaranteed, Senior Subordinated Notes
               (Callable 5/15/04 @ $105.50)                         (B-, B2)      05/15/09      11.000        334,500
       250   Triad Hospital, Inc., Series B, Global Company
               Guaranteed (Callable 5/01/05 @ $104.38)              (B-, B1)      05/01/09       8.750        273,125
       150   Vicar Operating, Inc., Company Guaranteed
               (Callable 12/01/05 @ $104.94)                        (B-, B3)      12/01/09       9.875        166,500
                                                                                                         ------------
                                                                                                            5,931,625
                                                                                                         ------------

HOME BUILDERS (1.3%)
       380   Beazer Homes USA, Inc., Global
               Company Guaranteed, Senior Notes
               (Callable 4/15/07 @ $104.19)                        (BB, Ba2)      04/15/12       8.375        417,050
       300   D.R. Horton, Inc., Global Company Guaranteed
               (Callable 4/15/07 @ $104.25)                        (BB, Ba1)      04/15/12       8.500        330,000
       100   D.R. Horton, Inc., Senior Notes                       (BB, Ba1)      08/15/11       7.875        108,500
        75   D.R. Horton, Inc., Series B, Company Guaranteed,
               Senior Subordinated Notes                           (BB, Ba1)      12/01/07       7.500         79,875
       200   KB Home, Senior Subordinated Notes                    (BB-, Ba3)     12/15/08       8.625        217,000
        20   Ryland Group, Inc., Senior Notes
               (Callable 9/01/05 @ $104.88)                        (BB+, Ba2)     09/01/10       9.750         22,825
       150   Ryland Group, Inc., Senior Subordinated Notes
               (Callable 6/15/06 @ $104.56)                        (BB-, Ba3)     06/15/11       9.125        167,625
       200   Technical Olympic USA, Inc., Global Company
               Guaranteed Notes ( Callable 7/01/06 @ $104.50)      (B+, Ba3)      07/01/10       9.000        208,000
       200   Toll Corp., Senior Subordinated Notes
               (Callable 12/01/06 @ $104.12)                       (BB+, Ba2)     12/01/11       8.250        216,500
       350   WCI Communities, Inc., Global Company
             Guaranteed, Senior Subordinated Notes
               (Callable 5/01/07 @ $104.56)                         (B, Ba3)      05/01/12       9.125        355,250
       500   William Lyon Homes, Inc., Company Guaranteed
               (Callable 4/01/08 @ $105.38)                         (B-, B3)      04/01/13      10.750        515,000
                                                                                                         ------------
                                                                                                            2,637,625
                                                                                                         ------------

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL - OTHER (0.7%)
    $  500   Day International Group, Inc., Series B, Senior
               Notes (Callable 6/01/03 @ $101.24)                   (B-, B2)      06/01/05      11.125   $    507,500
       450   GSI Group, Inc., Company
               Guaranteed, Senior Subordinated Notes
               (Callable 11/01/03 @ $103.46)                      (CCC, Caa1)     11/01/07      10.250        331,313
       350   International Utility Structures, Inc.,
               Yankee Senior Subordinated Notes
               (Callable 2/01/04 @ $103.58)                        (CCC-, Ca)     02/01/08      10.750        190,750
       300   Synagro Technologies, Inc., Global
               Senior Subordinated Notes
               (Callable 4/01/06 @ $104.75)                         (B, B3)       04/01/09       9.500        324,000
                                                                                                         ------------
                                                                                                            1,353,563
                                                                                                         ------------

LEISURE (4.0%)
       300   AMC Entertainment, Inc., Global
               Senior Subordinated Notes
               (Callable 2/01/07 @ $104.94)                       (CCC+, Caa2)    02/01/12       9.875        316,500
       650   AMC Entertainment, Inc., Senior Subordinated
               Notes (Callable 2/01/04 @ $104.75)                 (CCC+, Caa2)    02/01/11       9.500        682,500
       200   AMC Entertainment, Inc., Senior Subordinated
               Notes (Callable 3/15/04 @ $102.38)                 (CCC+, Caa2)    03/15/09       9.500        208,000
       300   Bluegreen Corp., Series B, Company
               Guaranteed, Senior Secured Notes
               (Callable 4/01/04 @ $103.50)                         (B, B3)       04/01/08      10.500        271,500
       660   Boca Resorts, Inc., Company Guaranteed, Senior
               Subordinated Notes (Callable 4/15/04 @ $104.94)      (B-, B2)      04/15/09       9.875        699,600
       650   Booth Creek Ski Holdings, Inc., Series B, Company
               Guaranteed (Callable 3/15/04 @ $102.08)            (CCC+, Caa1)    03/15/07      12.500        640,250
       750   Cinemark USA, Inc., Rule 144A, Senior
               Subordinated Notes (Callable 2/01/08 @ $104.50)##    (B-, B3)      02/01/13       9.000        813,750
       175   Cinemark USA, Inc., Series B, Senior Subordinated
               Notes (Callable 8/01/03 @ $104.13)                   (B-, B3)      08/01/08       8.500        182,875
       400   Icon Health & Fitness, Global Company
               Guaranteed, Senior Subordinated Notes
               (Callable 4/01/07 @ $105.62)                         (B-, B3)      04/01/12      11.250        418,000
       750   Imax Corp., Yankee Senior Unsecured Notes
               (Callable 12/01/03 @ $101.97)                      (CCC, Caa2)     12/01/05       7.875        675,000
       250   Intrawest Corp., Global Company
               Guaranteed, Senior Unsecured Notes
               (Callable 2/1/05 @ $105.25)                          (B+, B1)      02/01/10      10.500        272,500
       350   Intrawest Corp., Yankee Senior Notes
               (Callable 8/15/03 @ $104.88)                         (B+, B1)      08/15/08       9.750        367,500
       550   KSL Recreation Group, Inc., Series B, Senior
               Subordinated Notes (Callable 5/01/03 @ $103.42)      (B-, B2)      05/01/07      10.250        568,793
        75   Scientific Games Corp., Series B, Company
               Guaranteed, Senior Subordinated Notes
               (Callable 8/15/05 @ $106.25)                         (B, B2)       08/15/10      12.500         84,375

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
LEISURE (CONCLUDED)
    $  350   Six Flags, Inc., Global Senior Notes
               (Callable 2/01/06 @ $104.44)                         (B, B2)       02/01/10       8.875   $    351,750
       700   Six Flags, Inc., Rule 144A, Senior Notes
               (Callable 4/15/08 @ $104.88)##                       (B, B2)       04/15/13       9.750        733,250
       600   Town Sports International, Inc., Rule 144A,
               Senior Notes (Callable 4/15/07 @ $104.81)##          (B-, B2)      04/15/11       9.625        633,000
                                                                                                         ------------
                                                                                                            7,919,143
                                                                                                         ------------

LODGING (1.1%)
       150   Capstar Hotel Co., Senior Subordinated Notes
               (Callable 8/15/03 @ $102.92)                       (CCC, Caa1)     08/15/07       8.750        112,500
       340   Extended Stay America, Inc., Senior Subordinated
               Notes (Callable 3/15/04 @ $103.05)                   (B, B2)       03/15/08       9.150        345,525
       150   Hilton Hotels Corp., Notes                           (BBB-, Ba1)     02/15/11       8.250        163,033
       200   HMH Properties, Inc., Series B, Company
               Guaranteed (Callable 8/01/03 @ $103.98)             (B+, Ba3)      08/01/08       7.875        203,000
        50   Host Marriott Corp., Series A, Company
               Guaranteed (Callable 8/01/03 @ $102.63)             (B+, Ba3)      08/01/05       7.875         50,750
       350   Host Marriott Corp., Series I, Global
               Company Guaranteed                                  (B+, Ba3)      01/15/07       9.500        369,687
       200   John Q. Hammons Hotels, Series B, Global Notes,
               First Mortgage (Callable 5/15/07 @ $104.44)          (B, B2)       05/15/12       8.875        208,000
       150   MeriStar Hospitality Corp., Global
               Company Guaranteed                                   (B-, B2)      01/15/08       9.000        143,250
       325   Prime Hospitality Corp., Series B, Global Senior
               Subordinated Notes (Callable 5/01/07 @ $104.19)      (B, B1)       05/01/12       8.375        307,125
       100   Starwood Hotels + Resorts Worldwide, Inc.,
               Global Company Guaranteed, Senior Notes            (BBB-, Ba1)     05/01/12       7.875        105,125
       200   Vail Resorts, Inc., Company Guaranteed, Senior
               Subordinated Notes (Callable 5/15/04 @ $104.38)      (B, B2)       05/15/09       8.750        210,000
                                                                                                         ------------
                                                                                                            2,217,995
                                                                                                         ------------

MACHINERY (0.4%)
       920   Motors & Gears, Inc., Series D, Senior Notes
               (Callable 11/15/03 @ $101.79)                       (B-, Caa1)     11/15/06      10.750        809,600
                                                                                                         ------------
METALS/MINING (1.7%)
       555   AK Steel Corp., Company Guaranteed
               (Callable 2/15/04 @ $103.94)                         (BB, B1)      02/15/09       7.875        495,337
       350   AK Steel Corp., Global Company Guaranteed, Senior
               Secured Notes (Callable 6/15/07 @ $103.88)           (BB, B1)      06/15/12       7.750        307,563
       500   Great Lakes Carbon Corp., Series B, Company
               Guaranteed (Callable 5/15/03 @ $105.13)              (B-, B3)      05/15/08      10.250        412,500
       100   Haynes International, Inc., Senior Notes             (CCC+, Caa2)    09/01/04      11.625         48,500
       500   Jarden Corp., Global Company Guaranteed, Senior
               Subordinated Notes (Callable 5/01/07 @ 104.88)       (B-, B3)      05/01/12       9.750        540,000

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
METALS/MINING (CONCLUDED)
    $  650   Metallurg, Inc., Series B, Company Guaranteed,
               Senior Notes (Callable 12/01/03 @ $103.67)         (CCC+, Caa2)    12/01/07      11.000   $    386,750
       173   Oregon Steel Mills, Inc., Global Company
               Guaranteed (Callable 7/15/06 @ $105.00)              (B+, B1)      07/15/09      10.000        165,215
       100   Ormet Corp., Rule 144A, Company
               Guaranteed, Senior Secured Notes
               (Callable 8/15/03 @ $105.50)## #                     (NR, NR)      08/15/08      11.000         35,500
       500   Peabody Energy Corp., Rule 144A, Senior Notes
               (Callable 3/15/08 @ $103.44)##                      (BB-, Ba3)     03/15/13       6.875        522,500
       350   UCAR Finance, Inc., Global Company Guaranteed
               (Callable 2/15/07 @ $105.13)                         (B, B3)       02/15/12      10.250        329,000
       450   WCI Steel, Inc., Series B, Senior Secured Notes
               (Callable 12/01/03 @ $101.00)                      (CCC+, Caa2)    12/01/04      10.000        141,750
                                                                                                         ------------
                                                                                                            3,384,615
                                                                                                         ------------

MISCELLANEOUS MANUFACTURING (0.3%)
       587   Hexcel Corp., Rule 144A, Senior Notes
               (Callable 4/01/06 @104.94)##                         (B, B3)       10/01/08       9.875        631,025
                                                                                                         ------------
OIL EQUIPMENT (0.8%)
       250   Key Energy Services, Inc.,
               (Callable 6/05/03 @ $101.43)                        (NR, Ba3)      09/15/04       5.000        244,530
       371   Key Energy Services, Inc., Series B, Company
               Guaranteed, Senior Subordinated Notes
               (Callable 1/15/04 @ $107.00)                         (B+, B2)      01/15/09      14.000        421,085
       420   Parker Drilling Co., Series B, Senior
               Notes, Company Guaranteed
               (Callable 11/15/04 @ $105.06)                        (B+, B1)      11/15/09      10.125        450,450
       350   Pride International, Inc., Senior Notes
               (Callable 5/01/03 @ $103.13)                        (BB, Ba2)      05/01/07       9.375        365,750
                                                                                                         ------------
                                                                                                            1,481,815
                                                                                                         ------------

PAPER & FOREST PRODUCTS (2.8%)
       631   Ainsworth Lumber Co., Ltd., Yankee Senior Notes        (B-, B3)      07/15/07      12.500        696,702
       390   Appleton Papers, Inc., Series B, Global Company
               Guaranteed (Callable 12/15/05 @ $106.25)             (B+, B3)      12/15/08      12.500        444,600
       670   Box USA Holdings, Series B, Senior Secured Notes
               (Callable 6/01/03 @ $102.00)                         (B, B3)       06/01/06      12.000        686,750
       250   Caraustar Industries, Inc., Global Company
               Guaranteed, Senior Subordinated Notes
               (Callable 4/01/06 @ $105.25)                        (B+, Ba2)      04/01/11       9.875        257,500
       150   Georgia-Pacific Corp., Notes                          (BB+, Ba3)     05/15/06       7.500        150,375
       250   Georgia-Pacific Corp., Rules 144A, Senior Notes
               (Callable 2/01/08 @ $104.69)##                      (BB+, Ba2)     02/01/13       9.375        276,250
       350   Longview Fibre Co., Global Senior Subordinated
               Notes (Callable 1/15/06 @ $105.00)                   (B+, B2)      01/15/09      10.000        378,000

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
PAPER & FOREST PRODUCTS (CONCLUDED)
    $  200   MDP Acquisitions PLC, Rule 144A, Senior Notes
               (Callable 10/01/07 @ $104.81)##                      (B, B2)       10/01/12       9.625   $    218,000
       300   Norske Skog Canada Ltd, Global
               Company Guaranteed, Senior Notes
               (Callable 6/15/06 @ $104.31)                        (BB, Ba2)      06/15/11       8.625        312,000
       250   Packaging Corporation of America, Company
               Guaranteed (Callable 4/01/04 @ $104.81)             (BB+, Ba2)     04/01/09       9.625        272,500
       350   Riverwood International Corp., Company
               Guaranteed (Callable 4/01/04 @ $101.36)            (CCC+, Caa1)    04/01/08      10.875        363,125
       150   Stone Container Corp., Global Senior Notes
               (Callable 2/01/06 @ $104.88)                         (B, B2)       02/01/11       9.750        169,125
        90   Stone Container Corp., Global Senior Notes
               (Callable 7/01/07 @ $104.19)                         (B, B2)       07/01/12       8.375         98,325
       250   Stone Container Corp., Rule 144A,
               Company Guaranteed, Senior Notes
               (Callable 8/15/04 @ $100.00)##                       (B, B2)       08/15/06      11.500        268,750
       100   Tembec Industries, Inc., Global
               Company Guaranteed                                  (BB+, Ba1)     02/01/11       8.500        104,500
       500   Tembec Industries, Inc., Rule 144A, Senior Notes
               (Callable 6/30/04 @ $104.31)##                      (BB+, Ba1)     06/30/09       8.625        522,500
       200   Tembec Industries, Inc., Yankee Company
               Guaranteed, Senior Unsecured Notes
               (Callable 6/30/04 @ $104.31)                        (BB+, Ba1)     06/30/09       8.625        209,000
                                                                                                         ------------
                                                                                                            5,428,002
                                                                                                         ------------

PHARMACEUTICALS (0.3%)
       100   aaiPharma, Inc., Global Company Guaranteed
               (Callable 4/01/06 @ 105.50)                         (B-, Caa1)     04/01/10      11.000        107,500
       550   Alpharma, Inc., Rule 144A, Senior Notes
               (Callable 5/01/07 @ $104.31)##                       (B+, B3)      05/01/11       8.625        572,000
                                                                                                         ------------
                                                                                                              679,500
                                                                                                         ------------

PUBLISHING (2.0%)
       800   Canwest Media, Inc., Rule 144A, Senior Notes
               (Callable 4/15/08 @ $103.81)##                       (B-, B1)      04/15/13       7.625        844,000
       200   Dex Media East LLC Finance, Rule 144A, Senior
               Notes (Callable 11/15/06 @ $104.94)##                (B, B2)       11/15/09       9.875        230,000
       550   Hollinger, Inc., Rule 144A, Senior Notes
               (Callable 3/01/07 @ 105.94)##                        (B, B3)       03/01/11      11.875        588,500
       250   Houghton Mifflin Co., Rule 144A, Senior Notes
               (Callable 2/01/08 @ $104.94)##                       (B, B3)       02/01/13       9.875        271,250
       550   Liberty Group Operating, Inc., Company
               Guaranteed (Callable 2/01/04 @ 103.125)            (CCC+, Caa1)    02/01/08       9.375        548,625
       500   Moore North American Finance, Rule 144A, Senior
               Notes (Callable 1/15/07 @ $103.94)##                (BB-, B1)      01/15/11       7.875        535,000

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
PUBLISHING (CONCLUDED)
    $   80   Phoenix Color Corp., Company Guaranteed
               (Callable 2/01/04 @ 105.19)                        (CCC+, Caa2)    02/01/09      10.375   $     72,400
       425   Primedia, Inc., Global Company Guaranteed, Senior
               Unsecured Notes (Callable 5/15/06 @ $104.44)         (B, B3)       05/15/11       8.875        456,875
       375   Sun Media Corp., Rule 144A, Senior Notes
               (Callable 2/15/08 @ $103.81)##                      (B-, Ba3)      02/15/13       7.625        401,250
                                                                                                         ------------
                                                                                                            3,947,900
                                                                                                         ------------

RESTAURANTS (1.0%)
       552   American Restaurant Group, Inc., Series D, Company
               Guaranteed (Callable 11/01/04 @ $105.75)             (B-, B3)      11/01/06      11.500        356,040
       250   CKE Restaurants, Inc., Company Guaranteed
               (Callable 5/01/04 @ $104.56)                       (CCC+, Caa1)    05/01/09       9.125        233,750
       550   Friendly Ice Cream Corp., Company Guaranteed,
               Senior Notes (Callable 12/01/03 @ $103.50)           (B-, B3)      12/01/07      10.500        559,625
       450   Perkins Family Restaurant LP, Series B, Senior
               Notes (Callable 12/15/03 @ $103.38)                  (B+, B1)      12/15/07      10.125        429,750
       330   Sbarro, Inc., Company Guaranteed, Senior Notes
               (Callable 9/15/04 @ $105.50)                         (B+, B2)      09/15/09      11.000        323,400
                                                                                                         ------------
                                                                                                            1,902,565
                                                                                                         ------------

RETAIL-FOOD & DRUG (1.3%)
       450   Great Atlantic & Pacific Tea Company, Inc., Senior
               Notes (Callable 12/15/06 @ $104.56)                  (B+, B3)      12/15/11       9.125        389,250
       300   Herbalife International, Inc., Global Company
               Guaranteed (Callable 7/15/06 @$105.88)               (B, B3)       07/15/10      11.750        334,500
        50   Pantry, Inc., Company Guaranteed
               (Callable 10/15/03 @ $103.42)                        (B-, B3)      10/15/07      10.250         50,062
       800   Rite Aid Corp., Rule 144A, Secured Notes
               (Callable 5/01/07 @ $104.06)##                       (B+, B2)      05/01/10       8.125        824,000
       280   Stater Bros. Holdings, Inc., Senior Notes
               (Callable 8/15/03 @ $105.38)                         (B-, B2)      08/15/06      10.750        298,900
       100   Swift & Co., Rule 144A, Senior Notes
               (Callable 10/01/06 @ $105.06)##                      (B+, B1)      10/01/09      10.125        103,000
       600   Swift & Co., Rule 144A, Senior Subordinated Notes
               (Callable 10/01/06 @ $106.25)##                      (B, B2)       01/01/10      12.500        609,000
                                                                                                         ------------
                                                                                                            2,608,712
                                                                                                         ------------

RETAIL STORES (2.4%)
       400   AutoNation, Inc., Global Company Guaranteed           (BB+, Ba2)     08/01/08       9.000        438,000
       250   Cole National Group, Inc., Global Senior
               Subordinated Notes (Callable 5/15/07 @ $104.44)      (B, B2)       05/15/12       8.875        229,375
       100   CSK Auto, Inc., Global Company Guaranteed
               (Callable 12/15/04 @ $106.00)                        (B, B2)       06/15/06      12.000        110,125
        66   Dillard's, Inc., Notes                                (BB+, Ba3)     08/01/04       6.430         66,990
       250   Jostens, Inc., Senior Subordinated Notes
               (Callable 5/01/05 @ $106.38)                         (B, B3)       05/01/10      12.750        300,000

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
RETAIL STORES (CONCLUDED)
    $  705   Leslie's Poolmart, Senior Notes
               (Callable 7/15/03 @ $100.00)                         (B-, B2)      07/15/04      10.375   $    709,406
       100   Michaels Stores, Inc., Senior Notes
               (Callable 7/01/05 @ $104.62)                        (BB, Ba1)      07/01/09       9.250        109,000
       900   Nebraska Book Co., Senior Subordinated Notes
               (Callable 2/15/04 @ $102.92)                         (B-, B3)      02/15/08       8.750        905,625
       450   Pep Boys - Manny, Moe & Jack, Notes                   (BB-, B2)      06/01/05       7.000        446,625
       500   Pep Boys - Manny, Moe & Jack, Series
               MTNB, Notes                                         (BB-, B2)      07/07/06       6.920        471,875
       800   United Auto Group, Inc., Global Company
               Guaranteed, Senior Secured Notes
               (Callable 3/15/07 @ $104.81)                         (B, B3)       03/15/12       9.625        848,000
                                                                                                         ------------
                                                                                                            4,635,021
                                                                                                         ------------

SATELLITE (1.3%)
       750   EchoStar DBS Corp., Senior Notes
               (Callable 2/01/04 @ $104.69)                        (BB-, Ba3)     02/01/09       9.375        812,813
       287   Loral Cyberstar, Inc., Company Guaranteed,
               Senior Notes                                       (CCC+, Caa1)    07/15/06      10.000        120,540
       525   Pegasus Communications Corp., Senior Notes
               (Callable 8/01/03 @ $106.25)                        (CCC-, Ca)     08/01/07      12.500        509,250
       100   Pegasus Communications Corp., Series B, Senior
               Notes (Callable 12/01/03 @ $103.25)                 (CCC-, Ca)     12/01/06       9.750         92,500
       200   Pegasus Media & Communications, Inc.,
               Series B, Senior Subordinated Notes
               (Callable 7/01/03 @ $100.00)                       (CCC-, Caa3)    07/01/05      12.500        200,750
       100   Pegasus Satellite Communication, Global Senior
               Notes (Callable 8/01/03 @ $112.00)                  (CCC-, Ca)     08/01/06      12.375         97,000
       350   Pegasus Satellite Communication, Senior Discount
               Notes (Callable 3/01/04 @ $106.75)+                 (CCC-, C)      03/01/07      13.500        302,750
       400   Star Choice Communications                            (BB-, B3)      12/15/05      13.000        426,000
                                                                                                         ------------
                                                                                                            2,561,603
                                                                                                         ------------

SECONDARY OIL & GAS PRODUCERS (3.3%)
     1,100   Chesapeake Energy Corp., Global
               Company Guaranteed, Senior Notes
               (Callable 4/01/06 @ $104.06)                        (B+, Ba3)      04/01/11       8.125      1,193,500
       300   Compton Petroleum Corp., Global Senior Notes
               (Callable 5/15/06 @ $104.95)                         (B, B2)       05/15/09       9.900        328,500
       650   Continental Resources, Inc., Company
               Guaranteed, Senior Subordinated Notes
               (Callable 8/01/03 @ $105.12)                       (CCC+, Caa1)    08/01/08      10.250        646,750
       300   Forest Oil Corp., Global Senior Notes                 (BB, Ba3)      06/15/08       8.000        319,500
       550   Frontier Escrow Corp., Rule 144A, Senior Notes
               (Callable 4/15/08 @ $104.00)##                       (B, B2)       04/15/13       8.000        572,000

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
SECONDARY OIL & GAS PRODUCERS (CONCLUDED)
    $  250   Houston Exploration Co., Series B, Senior
               Subordinated Notes (Callable 1/01/04 @ $102.88)      (B, B2)       01/01/08       8.625   $    261,875
       195   Magnum Hunter Resources, Inc.,
               Company Guaranteed, Senior Notes
               (Callable 6/01/03 @ $103.33)                         (B+, B2)      06/01/07      10.000        203,775
       500   Mariner Energy, Inc., Series B, Senior Subordinated
               Notes (Callable 8/01/03 @ $100.00)                  (C, Caa2)      08/01/06      10.500        503,750
       230   Ocean Energy, Inc., Series B, Company
               Guaranteed, Senior Subordinated Notes
               (Callable 7/01/03 @ $104.19)                        (BB+, Ba1)     07/01/08       8.375        242,937
       200   Plains Exploration & Production Company LP,
               Series B, Global Company Guaranteed, Senior
               Subordinated Notes (Callable 7/01/07 @ $104.38)      (B, B2)       07/01/12       8.750        215,000
       150   Pogo Producing Co., Series B, Senior Subordinated
               Notes (Callable 4/15/06 @ $104.13)                  (BB, Ba3)      04/15/11       8.250        163,500
       497   Pogo Producing Co., Series B, Senior Subordinated
               Notes (Callable 5/15/03 @ $102.92)                  (BB, Ba3)      05/15/07       8.750        515,016
       100   Southwest Royalties, Inc., Company
               Guaranteed, Senior Secured Notes+                  (CCC-, Caa2)    06/30/04      11.500        100,000
        78   Southwest Royalties, Inc., Company
               Guaranteed, Senior Secured Notes+                  (CCC-, Caa2)    06/30/04      11.500         75,173
       150   Vintage Petroleum, Inc., Global Senior
               Subordinated Notes (Callable 5/15/06 @ $103.94)      (B, B1)       05/15/11       7.875        154,688
       250   Westport Resources Corp., Series B, Senior
               Subordinated Notes (Callable 9/15/03 @ $102.96)     (B+, Ba3)      09/15/07       8.875        262,500
       750   Wiser Oil Co., Company Guaranteed, Senior
               Subordinated Notes (Callable 5/15/03 @ $103.17)    (CCC+, Caa3)    05/15/07       9.500        656,250
                                                                                                         ------------
                                                                                                            6,414,714
                                                                                                         ------------

SERVICES (3.3%)
       188   AP Holdings, Inc., Senior Discount Notes
               (Callable 3/15/04 @ 103.75)+                         (NR, C)       03/15/08      11.250         29,140
       400   Brand Services, Inc., Rule 144A,
               Senior Subordinated Notes
               (Callable 10/15/07 @ $106.00)##                      (B-, B3)      10/15/12      12.000        442,000
       200   Brickman Group, Ltd., Rule 144A,
               Senior Subordinated Notes
               (Callable 12/15/06 @ $105.88)##                      (B, B2)       12/15/09      11.750        225,000
       300   Casella Waste Systems, Inc., Rule 144A,
               Senior Subordinated Notes
               (Callable 2/01/08 @ $104.88)##                       (B, B3)       02/01/13       9.750        327,000
       300   Diamond Triumph Auto Glass, Inc., Company
               Guaranteed (Callable 4/01/04 @ $103.08)              (B, B3)       04/01/08       9.250        241,500

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
SERVICES (CONCLUDED)
    $  500   Great Lakes Dredge & Dock, Company
               Guaranteed, Senior Subordinated Notes
               (Callable 8/15/03 @ $105.63)                         (B-, B3)      08/15/08      11.250   $    530,625
       450   IESI Corp., Global Company Guaranteed
               (Callable 6/15/07 @ $105.13)                         (B-, B3)      06/15/12      10.250        468,000
     1,000   Iron Mountain, Inc., Company Guaranteed
               (Callable 1/15/08 @ $103.88)                         (B, B2)       01/15/15       7.750      1,080,000
       325   Iron Mountain, Inc., Company Guaranteed
               (Callable 4/01/06 @ $104.31)                         (B, B2)       04/01/13       8.625        355,875
       945   La Petite Academy, Inc., Series B, Company
               Guaranteed (Callable 5/15/03 @ $105.00)              (CC, Ca)      05/15/08      10.000        557,550
       250   Mail-Well, Inc., Series B, Company
               Guaranteed, Senior Subordinated Notes
               (Callable 12/15/03 @ $104.38)                        (B, B3)       12/15/08       8.750        223,750
       250   Mail-Well, Inc., Global Company Guaranteed,
               Senior Notes (Callable 3/15/07 @$104.81)            (BB-, B1)      03/15/12       9.625        255,000
       550   Muzak LLC Muzak Finance, Company
               Guaranteed, Senior Subordinated Notes
               (Callable 3/15/04 @ $104.94)                        (B-, Caa1)     03/15/09       9.875        514,250
       200   Protection One Alarm Monitor, Series B, Global
               Company Guaranteed                                 (CCC+, Caa3)    01/15/09       8.125        155,000
       100   Salton, Inc., Global Senior Subordinated Notes
               (Callable 4/15/05 @ $106.13)                         (B, B2)       04/15/08      12.250        104,500
       350   Standard Parking Corp., Company
               Guaranteed, Senior Subordinated Notes
               (Callable 3/15/04 @ $103.08)                        (CC, Caa3)     03/15/08       9.250        124,250
       200   United Rentals, Inc., Series B, Company
               Guaranteed, Senior Subordinated Notes
               (Callable 1/15/04 @ $104.63)                         (B+, B2)      01/15/09       9.250        193,000
       250   Volume Services America, Inc., Company
               Guaranteed, Senior Subordinated Notes
               (Callable 3/01/04 @ $105.62)                         (B-, B3)      03/01/09      11.250        246,250
       450   Worldwide Flight Services, Series B, Company
               Guaranteed (Callable 8/15/03 @ $106.13)              (B-, B3)      08/15/07      12.250        492,750
                                                                                                         ------------
                                                                                                            6,565,440
                                                                                                         ------------

TECHNOLOGY (1.4%)
       200   AMI Semiconductor, Inc., Rule 144A, Senior
               Subordinated Notes (Callable 2/01/08 @ $105.38)##    (B, B3)       02/01/13      10.750        221,000
       200   Amkor Technology, Inc., Global Senior Notes            (B, B1)       02/15/08       9.250        214,500
       203   Fairchild Semiconductor Corp., Company
               Guaranteed (Callable 4/01/04 @ $103.46)              (B, B2)       10/01/07      10.375        215,180
     1,025   Lucent Technologies, Inc., Notes                      (B-, Caa1)     07/15/06       7.250        978,875
     1,000   Lucent Technologies, Inc., Notes                      (B-, Caa1)     11/15/08       5.500        852,500
       250   Sanmina-SCI Corp., Rule 144A, Secured Notes
               (Callable 1/15/07 @ 105.19)##                       (BB-, Ba2)     01/15/10      10.375        286,250
                                                                                                         ------------
                                                                                                            2,768,305
                                                                                                         ------------

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
TEXTILE/APPAREL/SHOE MANUFACTURING (1.2%)
    $  200   BGF Industries, Inc., Series B, Senior Subordinated
               Notes (Callable 1/15/04 @ $105.25)                   (CC, Ca)      01/15/09      10.250   $     93,000
       300   Levi Strauss & Co., Global Senior Notes
               (Callable 1/15/05 @ $105.81)                        (BB-, B3)      01/15/08      11.625        255,000
        30   Levi Strauss & Co., Notes                             (BB-, B3)      11/01/06       7.000         23,850
       150   Levi Strauss & Co., Rule 144A, Senior Notes
               (Callable 12/15/07 @ $106.13)##                     (BB-, B3)      12/15/12      12.250        125,250
     1,000   Phillips-Van Heusen Corp, Senior Notes
               (Callable 5/01/08 @ $104.06)                        (BB-, B2)      05/01/13       8.125      1,000,000
       265   Simmons Co., Series B, Senior Subordinated
               Notes (Callable 3/15/04 @ $105.12)                   (B-, B2)      03/15/09      10.250        287,525
       300   Tropical Sportswear International Corp., Series A,
               Company Guaranteed, Senior Subordinated Notes
               (Callable 6/15/03 @ $105.50)                         (B, B3)       06/15/08      11.000        307,500
       250   USI American Holdings, Inc., Series B, Company
               Guaranteed Notes                                     (B+, B3)      12/01/06       7.250        241,250
        30   WestPoint Stevens, Inc., Senior Notes                  (CC, Ca)      06/15/05       7.875          6,000
                                                                                                         ------------
                                                                                                            2,339,375
                                                                                                         ------------

TRANSPORTATION/OTHER (0.9%)
       150   Kansas City Southern Railway, Global Company
               Guaranteed, Senior Notes                            (BB-, Ba2)     10/01/08       9.500        166,500
       500   North American Van Lines, Inc., Global Company
               Guaranteed (Callable 12/01/04 @ $106.69)             (B-, B3)      12/01/09      13.375        537,500
       200   Oglebay Norton Co., Senior Subordinated Notes
               (Callable 2/01/04 @ $105.00)                       (CCC+, Caa2)    02/01/09      10.000         81,000
       500   Overseas Shipholding Group, Inc., Rule 144A,
               Senior Notes (Callable 3/15/08 @ $104.13)##         (BB+, Ba1)     03/15/13       8.250        518,125
       250   Teekay Shipping Corp., Global Senior Notes            (BB-, Ba2)     07/15/11       8.875        274,375
       250   Ultrapetrol (Bahamas), Ltd., First Mortgage
               (Callable 4/01/04 @$103.50)                         (BB-, B1)      04/01/08      10.500        195,000
                                                                                                         ------------
                                                                                                            1,772,500
                                                                                                         ------------

UTILITIES (3.7%)
       174   AES Corp., Rule 144A, Secured Notes
               (Callable 12/15/04 @ $100.00)##                      (BB, B2)      07/15/05      10.000        183,570
       250   AES Corp., Senior Notes                                (B-, B3)      12/31/08       8.000        230,000
       400   AES Corp., Senior Unsecured Notes                      (B-, B3)      06/01/09       9.500        396,000
       150   AES Corp., Senior Unsecured Notes                      (B-, B3)      02/15/11       8.875        144,000
       139   Caithness Coso Fund Corp., Series B, Senior
               Secured Notes                                       (BB, Ba3)      12/15/09       9.050        145,487
       450   Calpine Corp., Senior Notes                            (B+, B1)      04/15/09       7.750        324,000
       265   Calpine Corp., Senior Notes                            (B+, B1)      08/15/10       8.625        190,800
       800   Calpine Corp., Senior Notes                            (B+, B1)      02/15/11       8.500        588,000
       300   CMS Energy Corp., Senior Notes                         (B+, B3)      11/15/04       7.625        300,000
       500   CMS Energy Corp., Senior Notes                         (B+, B3)      07/15/08       8.900        505,000

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONTINUED)
UTILITIES (CONCLUDED)
    $  790   CMS Energy Corp., Senior Notes                         (B+, B3)      01/15/09       7.500   $    766,300
       415   CMS Energy Corp., Series B, Senior Notes               (B+, B3)      01/15/04       6.750        418,113
       497   Cogentrix Energy, Inc., Series B, Company
               Guaranteed, Senior Notes                             (BB, B1)      10/15/08       8.750        398,084
       110   ESI Tractebel Acquisition Corp., Series B, Company
               Guaranteed (Callable 6/30/08 @ $101.84)             (BB, Ba1)      12/30/11       7.990        108,189
     1,500   Mirant Americas Generation Corp., Senior Notes         (B, B3)       05/01/06       7.625      1,297,500
       202   National Waterworks, Inc., Rule 144A,
               Senior Subordinated Notes
               (Callable 12/01/07 @ $105.25)##                      (B, B3)       12/01/12      10.500        221,190
     1,000   TNP Enterprises, Inc., Senior Subordinated Notes
               (Callable 4/01/05 @ $105.13)                        (BB+, Ba3)     04/01/10      10.250      1,020,000
                                                                                                         ------------
                                                                                                            7,236,233
                                                                                                         ------------

WIRELESS (3.8%)
       600   AirGate PCS, Inc., Senior Subordinated Notes
               (Callable 10/01/04 @ $106.75)+                      (CC, Caa2)     10/01/09      13.500        153,000
     1,045   Alamosa Holdings, Inc., Company
               Guaranteed, Senior Discount Notes
               (Callable 2/15/05 @ $106.44)+                      (CCC-, Caa3)    02/15/10      12.875        465,025
       350   American Cellular Corp., Global Company
               Guaranteed (Callable 10/15/05 @ $104.75)            (C, Caa3)      10/15/09       9.500         92,750
       450   Centennial Communications, Senior Subordinated
               Notes (Callable 12/15/03 @ $105.38)                (CCC+, Caa2)    12/15/08      10.750        378,000
       500   IPCS, Inc., Senior Discount Notes
               (Callable 7/15/05 @ $107.00)#                        (D, Ca)       07/15/10      14.000         27,500
       950   IWO Holdings, Inc., Global Company Guaranteed,
               Senior Notes (Callable 1/15/06 @ $107.00)            (C, Ca)       01/15/11      14.000        166,250
       500   Nextel Communications, Inc., Senior Discount
               Notes (Callable 2/15/04 @ $103.32)+                  (B, B3)       02/15/08       9.950        527,500
       200   Nextel Communications, Inc., Senior Notes
               (Callable 11/15/04 @ $104.69)                        (B, B3)       11/15/09       9.375        217,000
       800   Nextel Partners, Inc., Senior Discount Notes
               (Callable 2/01/04 @ $107.00)+                      (CCC+, Caa1)    02/01/09      14.000        816,000
       600   Nextel Partners, Inc., Senior Notes
               (Callable 3/15/05 @ $105.50)                       (CCC+, Caa1)    03/15/10      11.000        633,000
       250   Nextel Partners, Inc., Senior Notes
               (Callable 3/15/05 @ $105.50)                       (CCC+, Caa1)    03/15/10      11.000        263,750
       400   Rogers Cantel, Inc., Yankee Senior Notes,
               Debentures (Callable 6/1/03 @ $104.69)              (BB+, Ba3)     06/01/08       9.375        418,500
        75   Rogers Wireless Communications, Inc., Global
               Secured Notes                                       (BB+, Ba3)     05/01/11       9.625         82,969
       750   Rural Cellular Corp., Global Senior Subordinated
               Notes ( Callable 1/15/06 @ $104.88)                (CCC+, Caa1)    01/15/10       9.750        656,250
        50   Rural Cellular Corp., Series B, Senior Subordinated
               Notes (Callable 5/15/03 @ $104.81)                 (CCC+, Caa1)    05/15/08       9.625         43,750

                 See Accompanying Notes to Financial Statements.

     PAR                                                            RATINGS+
    (000)                                                         (S&P/MOODY'S)    MATURITY      RATE%      VALUE
    ------                                                        --------------   --------     ------   ------------
CORPORATE BONDS (CONCLUDED)
WIRELESS (CONCLUDED)
    $  517   TeleCorp PCS, Inc., Company
               Guaranteed, Senior Subordinated Notes
               (Callable 4/15/04 @ $105.81)+                      (BBB, Baa2)     04/15/09      11.625   $    532,510
       584   Tritel PCS, Inc., Company Guaranteed
               (Callable 5/15/04 @ $106.38)+                      (BBB, Baa2)     05/15/09      12.750        601,520
       500   Triton PCS, Inc., Company Guaranteed,
               Senior Subordinated Discount Notes
               (Callable 5/01/03 @ $105.50)+                        (B-, B3)      05/01/08      11.000        503,750
       150   Triton PCS, Inc., Global Company Guaranteed
               (Callable 11/15/06 @ $104.38)                        (B-, B3)      11/15/11       8.750        140,250
       150   Triton PCS, Inc., Global Company Guaranteed
               (Callable 2/01/06 @ $104.69)                         (B-, B3)      02/01/11       9.375        143,625
     1,080   US Unwired, Inc., Series B, Company
               Guaranteed, Senior Discount Notes
               (Callable 11/01/04 @ $106.69)+                      (CC, Caa2)     11/01/09      13.380        210,600
       250   Voicestream Wireless Corp., Senior Discount
               Notes (Callable 11/15/04 @ $105.94)+               (BBB+, Ba3)     11/15/09      11.875        238,750
        98   Voicestream Wireless Corp., Senior Notes
               (Callable 11/15/04 @ $105.19)                      (BBB+, Ba3)     11/15/09      10.375        109,270
       130   Western Wireless Corp., Senior Subordinated
               Notes (Callable 2/01/04 @ $101.75)                 (CCC, Caa2)     02/01/07      10.500        118,950
                                                                                                         ------------
                                                                                                            7,540,469
                                                                                                         ------------
TOTAL CORPORATE BONDS (Cost $166,004,478)                                                                 174,579,041
                                                                                                         ------------

     NUMBER
       OF
     SHARES
     ------
COMMON STOCKS (0.0%)
SECONDARY OIL & GAS PRODUCERS (0.0%)
     1,176   Southwest Royalties, Inc.*^ (Cost $38,970)                                                        17,793
                                                                                                         ------------
PREFERRED STOCKS (0.5%)
BROADCAST/OUTDOOR (0.5%)
    10,000   Paxson Communications Corp., Public Notes
               (Callable 6/02/03 @ $10,662)                                                                   922,500
                                                                                                         ------------
WIRELESS (0.0%)
    24,822   Dobson Communications Corp.,
               (Callable 5/01/04 @ $1,065)                                                                     21,657
                                                                                                         ------------
TOTAL PREFERRED STOCKS (Cost $827,298)                                                                        944,157
                                                                                                         ------------
WARRANTS (0.0%)
BROADBAND (0.0%)
       100   GT Group Telecom, Inc., Rule 144A, expires
               February 2010*##(Cost $2,500)                                                                       75
                                                                                                         ------------

                 See Accompanying Notes to Financial Statements.

     PAR
    (000)                                                                          MATURITY      RATE%        VALUE
    ------                                                                         --------    --------   -------------
SHORT-TERM INVESTMENT (10.8%)
  $ 21,194   State Street Bank and Trust Co. Euro Time
               Deposit (Cost $21,194,000)                                          05/01/03       1.188   $  21,194,000
                                                                                                          -------------
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $188,067,246)                                                     196,735,066
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                                     44,195
                                                                                                          -------------
NET ASSETS (100.0%)                                                                                       $ 196,779,261
                                                                                                          =============

----------
+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. and Moody's Investors Service, Inc. are unaudited.

## Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to a value of $31,982,201 or 16.25% of net assets.

+ Step Bond--The interest rate as of April 30, 2003 is 0% and will reset to the interest rate shown at a future date.

#  Security in default

*  Non-income producing security.

^ Not readily marketable; security is valued at fair value as determined in good faith by the Board of Trustees.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

ASSETS
    Investments at value (Cost $188,067,246) (Note 1)                                 $  196,735,066
    Cash                                                                                          63
    Receivable for fund shares sold                                                        8,071,571
    Interest receivable                                                                    4,398,042
    Receivable for investments sold                                                           19,482
    Prepaid expenses                                                                          17,369
                                                                                      --------------
      Total Assets                                                                       209,241,593
                                                                                      --------------
LIABILITIES
    Advisory fee payable (Note 2)                                                             57,818
    Administrative services fee payable (Note 2)                                              27,976
    Distribution fee payable (Note 2)                                                         84,985
    Payable for investments purchased                                                     11,457,156
    Dividend payable                                                                         704,265
    Payable for fund shares redeemed                                                          66,738
    Other accrued expenses payable                                                            63,394
                                                                                      --------------
      Total Liabilities                                                                   12,462,332
                                                                                      --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                  24,566
    Paid-in capital (Note 5)                                                             191,543,013
    Accumulated net investment loss                                                          (43,027)
    Accumulated net realized loss on investments                                          (3,413,111)
    Net unrealized appreciation from investments                                           8,667,820
                                                                                      --------------
      Net Assets                                                                      $  196,779,261
                                                                                      ==============
COMMON SHARES
    Net assets                                                                        $    1,537,147
    Shares outstanding                                                                       192,132
                                                                                      --------------
    Net asset value, offering price, and redemption price per share                   $         8.00
                                                                                      ==============

A SHARES
    Net assets                                                                        $   96,067,979
    Shares outstanding                                                                    11,981,392
                                                                                      --------------
    Net asset value and redemption price per share                                    $         8.02
                                                                                      ==============
    Maximum offering price per share (net asset value/(1-4.75%))                      $         8.42
                                                                                      ==============

B SHARES
    Net assets                                                                        $   32,799,525
    Shares outstanding                                                                     4,101,891
                                                                                      --------------
    Net asset value and offering price per share                                      $         8.00
                                                                                      ==============

C SHARES
    Net assets                                                                        $   66,374,610
    Shares outstanding                                                                     8,290,593
                                                                                      --------------
    Net asset value and offering price per share                                      $         8.01
                                                                                      ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

INTEREST INCOME (Note 1)                                                              $    4,077,114
                                                                                      --------------
EXPENSES
    Investment advisory fees (Note 2)                                                        269,150
    Administrative services fees (Note 2)                                                     82,073
    Distribution fees (Note 2)                                                               263,977
    Registration fees                                                                         41,086
    Legal fees                                                                                37,164
    Printing fees (Note 2)                                                                    35,719
    Audit fees                                                                                 9,697
    Transfer agent fees (Note 2)                                                               9,489
    Custodian fees                                                                             4,488
    Insurance expense                                                                          3,513
    Trustees' fees                                                                             1,812
    Miscellaneous expense                                                                      1,632
                                                                                      --------------
      Total expenses                                                                         759,800
    Less: fees waived (Note 2)                                                              (151,740)
                                                                                      --------------
      Net expenses                                                                           608,060
                                                                                      --------------
       Net investment income                                                               3,469,054
                                                                                      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized loss from investments                                                      (264,672)
    Net change in unrealized appreciation (depreciation) from investments                 10,012,805
                                                                                      --------------
    Net realized and unrealized gain from investments                                      9,748,133
                                                                                      --------------
    Net increase in net assets resulting from operations                              $   13,217,187
                                                                                      ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOR THE SIX MONTHS
                                                                                ENDED              FOR THE YEAR
                                                                            APRIL 30, 2003            ENDED
                                                                              (UNAUDITED)        OCTOBER 31, 2002
                                                                          ------------------    ------------------
FROM OPERATIONS
  Net investment income                                                   $        3,469,054    $        1,253,765
  Net realized loss from investments                                                (264,672)           (1,365,146)
  Net change in unrealized appreciation (depreciation) from investments           10,012,805                86,591
                                                                          ------------------    ------------------
   Net increase (decrease) in net assets resulting from operations                13,217,187               (24,790)
                                                                          ------------------    ------------------
FROM DIVIDENDS
  Dividends from net investment income
   Common Class Shares                                                               (66,015)             (124,699)
   Class A Shares                                                                 (1,610,458)             (757,622)
   Class B Shares                                                                   (592,949)             (246,942)
   Class C Shares                                                                 (1,199,632)             (112,283)
   Class D Shares                                                                         --               (59,879)
                                                                          ------------------    ------------------
   Net decrease in net assets resulting from dividends                            (3,469,054)           (1,301,425)
                                                                          ------------------    ------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                   172,936,490            19,366,259
  Reinvestment of dividends                                                        1,197,344               628,234
  Net asset value of shares redeemed                                              (7,221,905)          (11,871,096)
                                                                          ------------------    ------------------
   Net increase in net assets from capital share transactions                    166,911,929             8,123,397
                                                                          ------------------    ------------------
  Net increase in net assets                                                     176,660,062             6,797,182

NET ASSETS
  Beginning of period                                                             20,119,199            13,322,017
                                                                          ------------------    ------------------
  End of period                                                           $      196,779,261    $       20,119,199
                                                                          ==================    ==================
Accumulated Net Investment Loss                                           $          (43,027)   $          (43,027)
                                                                          ==================    ==================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE SIX
                                                                MONTHS ENDED           FOR THE YEAR ENDED OCTOBER 31,
                                                               APRIL 30, 2003     ----------------------------------------
                                                                (UNAUDITED)          2002           2001          2000(1)
                                                               --------------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                         $         7.19     $     7.96     $     8.73     $     9.21
                                                               --------------     ----------     ----------     ----------

INVESTMENT OPERATIONS
  Net investment income                                                  0.35(2)        0.72(2)        0.80           0.21
  Net gain (loss) on investments
    (both realized and unrealized)                                       0.81          (0.74)         (0.71)         (0.48)
                                                               --------------     ----------     ----------     ----------
      Total from investment operations                                   1.16          (0.02)          0.09          (0.27)
                                                               --------------     ----------     ----------     ----------

LESS DIVIDENDS
  Dividends from net investment income                                  (0.35)         (0.75)         (0.86)         (0.21)
                                                               --------------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $         8.00     $     7.19     $     7.96     $     8.73
                                                               ==============     ==========     ==========     ==========
      Total return(3)                                                   16.47%         (0.60)%         0.88%         (2.98)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $        1,537     $    1,324     $      599     $      141
    Ratio of expenses to average net assets                              1.10%(4)       1.10%          1.10%          1.10%(4)
    Ratio of net investment income to average
      net assets                                                         9.33%(4)       9.16%          9.98%          9.14%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                               0.37%(4)       2.04%          1.41%          1.58%(4)
  Portfolio turnover rate                                                  15%            86%            41%            44%

----------
(1) For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                      FOR THE SIX
                                                      MONTHS ENDED                  FOR THE YEAR ENDED OCTOBER 31,
                                                     APRIL 30, 2003     -------------------------------------------------------
                                                      (UNAUDITED)          2002           2001           2000          1999(1)
                                                     --------------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period               $         7.21     $     7.98     $     8.73     $     9.66     $    10.00
                                                     --------------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                        0.35(2)        0.72(2)        0.86           0.88           0.56
  Net gain (loss) on investments
    (both realized and unrealized)                             0.81          (0.74)         (0.75)         (0.86)         (0.34)
                                                     --------------     ----------     ----------     ----------     ----------
      Total from investment operations                         1.16          (0.02)          0.11           0.02           0.22
                                                     --------------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                        (0.35)         (0.75)         (0.86)         (0.88)         (0.56)
  Distributions from net realized gains                          --             --             --          (0.07)            --
                                                     --------------     ----------     ----------     ----------     ----------
      Total dividends and distributions                       (0.35)         (0.75)         (0.86)         (0.95)         (0.56)
                                                     --------------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                       $         8.02     $     7.21     $     7.98     $     8.73     $     9.66
                                                     ==============     ==========     ==========     ==========     ==========
      Total return(3)                                         16.43%         (0.56)%         1.13%         (0.06)%         2.19%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $       96,068     $    9,390     $    8,952     $   10,709     $   10,488
    Ratio of expenses to average net assets                    1.10%(4)       1.10%          1.10%          1.10%          1.10%(4)
    Ratio of net investment income to average
      net assets                                               8.91%(4)       9.16%         10.01%          9.35%          8.61%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                     0.37%(4)       1.97%          1.30%          1.58%          1.43%(4)
  Portfolio turnover rate                                        15%            86%            41%            44%           188%

----------
(1) For the period March 8, 1999 (inception date) through October 31, 1999.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                      FOR THE SIX
                                                      MONTHS ENDED                  FOR THE YEAR ENDED OCTOBER 31,
                                                     APRIL 30, 2003     -------------------------------------------------------
                                                      (UNAUDITED)          2002           2001           2000          1999(1)
                                                     --------------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period               $         7.19     $     7.96     $     8.73     $     9.66     $    10.00
                                                     --------------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                        0.32(2)        0.65(2)        0.80           0.81           0.50
  Net gain (loss) on investments
    (both realized and unrealized)                             0.81          (0.73)         (0.77)         (0.86)         (0.34)
                                                     --------------     ----------     ----------     ----------     ----------
      Total from investment operations                         1.13          (0.08)          0.03          (0.05)          0.16
                                                     --------------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                        (0.32)         (0.69)         (0.80)         (0.81)         (0.50)
  Distributions from net realized gains                          --             --             --          (0.07)            --
                                                     --------------     ----------     ----------     ----------     ----------
      Total dividends and distributions                       (0.32)         (0.69)         (0.80)         (0.88)         (0.50)
                                                     --------------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                       $         8.00     $     7.19     $     7.96     $     8.73     $     9.66
                                                     ==============     ==========     ==========     ==========     ==========
      Total return(3)                                         16.03%         (1.36)%         0.14%         (0.81)%         1.60%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $       32,800     $    2,860     $    1,667     $    1,313     $    1,447
    Ratio of expenses to average net assets                    1.85%(4)       1.85%          1.85%          1.85%          1.85%(4)
    Ratio of net investment income to average
      net assets                                               8.24%(4)       8.35%          9.22%          8.60%          7.83%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                     0.37%(4)       1.97%          1.35%          1.58%          1.43%(4)
  Portfolio turnover rate                                        15%            86%            41%            44%           188%

----------
(1) For the period March 8, 1999 (inception date) through October 31, 1999.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE SIX
                                                                MONTHS ENDED           FOR THE YEAR ENDED OCTOBER 31,
                                                               APRIL 30, 2003     ----------------------------------------
                                                                (UNAUDITED)          2002           2001          2000(1)
                                                               --------------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                         $         7.20     $     7.96     $     8.73     $     9.57
                                                               --------------     ----------     ----------     ----------

INVESTMENT OPERATIONS
  Net investment Income                                                  0.32(2)        0.61(2)        0.80           0.53
  Net gain (loss) on investments
    (both realized and unrealized)                                       0.81          (0.68)         (0.77)         (0.84)
                                                               --------------     ----------     ----------     ----------
      Total from investment operations                                   1.13          (0.07)          0.03          (0.31)
                                                               --------------     ----------     ----------     ----------

LESS DIVIDENDS
  Dividends from net investment income                                  (0.32)         (0.69)         (0.80)         (0.53)
                                                               --------------     ----------     ----------     ----------
      Total dividends                                                   (0.32)         (0.69)         (0.80)         (0.53)
                                                               --------------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $         8.01     $     7.20     $     7.96     $     8.73
                                                               ==============     ==========     ==========     ==========
      Total return(3)                                                   16.03%         (1.22)%         0.14%          3.31%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $       66,375     $    6,545     $      623     $       78
    Ratio of expenses to average net assets                              1.85%(4)       1.85%          1.85%          1.85%(4)
    Ratio of net investment income to average
      net assets                                                         8.27%(4)       8.03%          9.18%          7.57%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                               0.37%(4)       2.61%          1.75%          1.58%(4)
  Portfolio turnover rate                                                  15%            86%            41%            44%

----------
(1) For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds, ("The Trust") a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

     The Fund is authorized to offer four Classes of shares: Common Class, Class A, Class B and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Common Class shareholders may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Effective March 18, 2002, Class D ceased operations. Common Class shares bear expenses paid pursuant to a distribution plan at an annual rate of 0.25% of the average daily net asset value of the Fund's Common Class shares. Class A shares are sold subject to a front-end sales charge up to 4.75% and bear expenses paid pursuant to a distribution plan at an annual rate up to 0.50% of the average daily net asset value of the Fund's Class A shares. A fee of 0.25% is currently charged to Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued on the basis of broker quotations or valuations provided by a pricing service that may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If no sales are reported, equity investments are generally valued at the most recent bid price. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     E) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     G) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity may be invested in a variety of investments including certain CSAM-advised Funds or the AIM Institutional Funds Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2003.

     Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount.

     I) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

     In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate as follows: 0.70% of average daily net assets less than or equal to $100 million and 0.50% of average daily net assets greater than $100 million.

     For the six months ended April 30, 2003, investment advisory fees earned and voluntarily waived were $269,150 and $151,740, respectively.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

     For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2003, co-administrative services fees earned by CSAMSI were $40,480.

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

           AVERAGE DAILY NET ASSETS                           ANNUAL RATE
           ------------------------                  --------------------------------
           First $5 billion                          .050% of average daily net assets
           Next $5 billion                           .035% of average daily net assets
           Over $10 billion                          .020% of average daily net assets

     For the six months ended April 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $41,593.

     In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class shares, up to 0.50% of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. CSAMSI is currently paid at the annual rate of 0.25% of the average net assets of the Class A shares. CSAMSI may use this fee to compensate service organizations for distribution services. For the six months ended April 30, 2003, distribution fees earned by CSAMSI were as follows:

           CLASS                                     DISTRIBUTION FEE
           -----                                     ----------------
           Common Class                              $          1,768
           Class A                                             45,174
           Class B                                             71,996
           Class C                                            145,039
                                                     ----------------
                                                     $        263,977
                                                     ================

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2003, the Fund reimbursed CSAM $448, which is included in the Fund's transfer agent expense.

     For the six months ended April 30, 2003, CSAMSI and its affiliates advised the Fund that they retained $274,002 from commissions earned on the sale of the Fund's Class A shares.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2003, Merrill was paid $9,629 for its services to the Fund.

NOTE 3. LINE OF CREDIT

     The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2003 and during the six months ended April 30, 2003, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the six months ended April 30, 2003, purchases and sales of investment securities (excluding short-term investments) were $159,714,500 and $11,637,767, respectively.

     At April 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized appreciation (depreciation) (based on cost for federal income tax purposes) were $188,067,246, $10,004,295, $(1,336,475) and $8,667,820, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class were as follows:

                                                                           COMMON CLASS
                                           ----------------------------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                  APRIL 30, 2003 (UNAUDITED)                 OCTOBER 31, 2002
                                           ----------------------------------------------------------------------------
                                                 SHARES              VALUE              SHARES               VALUE
                                           ----------------    ----------------    ----------------    ----------------
Shares sold                                          10,799    $         80,633             264,811    $      2,114,199
Shares issued in reinvestment
  of dividends                                        8,051              61,586              13,137             101,994
Shares redeemed                                     (10,868)            (81,426)           (169,074)         (1,328,719)
                                           ----------------    ----------------    ----------------    ----------------
Net increase                                          7,982    $         60,793             108,874    $        887,474
                                           ================    ================    ================    ================

                                                                              CLASS A
                                           ----------------------------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                  APRIL 30, 2003 (UNAUDITED)                 OCTOBER 31, 2002
                                           ----------------------------------------------------------------------------
                                                 SHARES              VALUE              SHARES               VALUE
                                           ----------------    ----------------    ----------------    ----------------
Shares sold                                      11,205,536    $     86,141,945             956,207    $      7,119,416
Shares issued in reinvestment
  of dividends                                       92,128             717,975              44,463             349,237
Shares redeemed                                    (618,976)         (4,753,716)           (820,293)         (6,301,159)
                                           ----------------    ----------------    ----------------    ----------------
Net increase                                     10,678,688    $     82,106,204             180,377    $      1,167,494
                                           ================    ================    ================    ================

                                                                              CLASS B
                                           ----------------------------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                  APRIL 30, 2003 (UNAUDITED)                 OCTOBER 31, 2002
                                           ----------------------------------------------------------------------------
                                                 SHARES              VALUE              SHARES               VALUE
                                           ----------------    ----------------    ----------------    ----------------
Shares sold                                       3,734,544    $     28,507,016             469,274    $      3,637,725
Shares issued in reinvestment
  of dividends                                       14,049             107,975              10,337              80,323
Shares redeemed                                     (44,538)           (341,382)           (291,283)         (2,219,548)
                                           ----------------    ----------------    ----------------    ----------------
Net increase                                      3,704,055    $     28,273,609             188,328    $      1,498,500
                                           ================    ================    ================    ================

                                                                              CLASS C
                                           ----------------------------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                  APRIL 30, 2003 (UNAUDITED)                 OCTOBER 31, 2002
                                           ----------------------------------------------------------------------------
                                                 SHARES              VALUE              SHARES               VALUE
                                           ----------------    ----------------    ----------------    ----------------
Shares sold                                       7,604,826    $     58,206,896             846,338    $      6,180,539
Shares issued in reinvestment
  of dividends                                       40,168             309,808               5,739              44,296
Shares redeemed                                    (263,763)         (2,045,381)            (20,900)           (153,158)
                                           ----------------    ----------------    ----------------    ----------------
Net increase                                      7,381,231    $     56,471,323             831,177    $      6,071,677
                                           ================    ================    ================    ================

                                                        CLASS D
                                           --------------------------------
                                                  FOR THE YEAR ENDED
                                                  OCTOBER 31, 2002(1)
                                           --------------------------------
                                               SHARES            VALUE
                                           --------------    --------------
Shares sold                                        39,302    $      314,380
Shares issued in reinvestment
  of dividends                                      6,488            52,384
Shares redeemed                                  (231,851)       (1,868,512)
                                           --------------    --------------
Net decrease                                     (186,061)   $   (1,501,748)
                                           ==============    ==============

----------
(1)  Class D ceased operations effective March 18, 2002.

     Management has determined that due to an administrative oversight, new sales of Common Class shares other than pursuant to reinvestment of dividends took place after February 28, 2002, when there was no effective Common Class prospectus. A right of rescission will be offered to shareholders who purchased Common Class shares after February 28, 2002. The Fund will not bear any of the costs of the rescission offer, including payments due to shareholders who accept the offer.

     On April 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the fund were as follows:

                                    NUMBER OF          APPROXIMATE PERCENTAGE
           CLASS                  SHAREHOLDERS          OF OUTSTANDING SHARES
           -----                  ------------         ----------------------
           Common Class                 5                        71%
           Class A                      3                        54%
           Class B                      1                        61%
           Class C                      1                        59%

     Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. SUBSEQUENT EVENT

     New distribution plans approved by shareholders of the Fund became effective on May 1, 2003. The new plans are similar in all respects to the distribution plans previously in effect, except that they are "compensation" type plans, rather then "reimbursement" type plans, and there could be material differences in the payments made to CSAMSI. Under the new plans, the annual level of payments is fixed in advance, regardless of whether CSAMSI incurs more or less expenses than the fixed level. To the extent the Fund's distribution expenses exceed amounts payable under the new plans, CSAMSI will incur a loss. The fee rates payable by each class under the new plans did not change.

CREDIT SUISSE HIGH INCOME FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

A special meeting of shareholders of the Credit Suisse High Income Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Trustees:

                                                 FOR           WITHHELD
                                              ----------       --------
          Richard H. Francis                   6,125,742         33,208
          Jack W. Fritz                        6,125,742         33,208
          Joseph D. Gallagher                  6,127,094         31,856
          Jeffrey E. Garten                    6,127,094         31,856
          Peter F. Krogh                       6,127,094         31,856
          James S. Pasman, Jr.                 6,125,742         33,208
          Steven N. Rappaport                  6,127,094         31,856
          William W. Priest                    6,127,094         31,856

          Total Eligible Shares               10,251,969
          Total Shares Voted                   6,158,950
          % of Shares Voted                        60.08%

2. To Approve Amended Distribution Plans:

                                                  COMMON CLASS
                                 -------------------------------------------------
                                              % OF TOTAL SHARES       % OF TOTAL
                                   SHARES        OUTSTANDING         SHARES VOTED
                                 ----------   ------------------    --------------
          For                       101,229         53.81%              98.46%
          Against                     1,584          0.84%               1.54%
          Abstain                        --            --                  --

                                                   CLASS A
                                 -------------------------------------------------
                                              % OF TOTAL SHARES       % OF TOTAL
                                   SHARES        OUTSTANDING         SHARES VOTED
                                 ----------   ------------------    --------------
          For                     2,410,777         59.38%              99.18%
          Against                     7,955          0.20%               0.33%
          Abstain                    11,903          0.29%               0.49%

                                                                            CLASS B
                            --------------------------------------------------------------------------------------------------------
                                                CLASS A                                              CLASS B
                                                -------                                              -------
                                           % OF TOTAL SHARES      % OF TOTAL                     % OF TOTAL SHARES      % OF TOTAL
                              SHARES          OUTSTANDING        SHARES VOTED       SHARES         OUTSTANDING          SHARES VOTED
                            ---------      -----------------     ------------      ---------     -----------------      ------------
          For               1,287,427             63.49%            98.01%         1,289,423           63.59%              98.16%
          Against               2,401              0.12%             0.18%               405            0.02%               0.03%
          Abstain              23,721              1.17%             1.81%            23,721            1.17%               1.81%

                                                   CLASS C
                                 -------------------------------------------------
                                              % OF TOTAL SHARES       % OF TOTAL
                                   SHARES        OUTSTANDING         SHARES VOTED
                                 ----------   ------------------    --------------
        For                       2,254,413         56.70%              97.51%
        Against                      18,639          0.47%               0.81%
        Abstain                      38,901          0.98%               1.68%

3-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                              % OF TOTAL SHARES       % OF TOTAL
                                   SHARES        OUTSTANDING         SHARES VOTED
                                 ----------   ------------------    --------------
        For                       3,285,895         32.05%              53.35%
        Against                      84,720          0.83%               1.37%
        Abstain                     108,155          1.06%               1.76%
        Broker Non-votes          2,680,181         26.14%              43.52%

3-B. To Modify the Fundamental Investment Restriction on Lending:

                                              % OF TOTAL SHARES       % OF TOTAL
                                   SHARES        OUTSTANDING         SHARES VOTED
                                 ----------   ------------------    --------------
        For                       3,287,483         32.07%              53.38%
        Against                      92,555          0.90%               1.50%
        Abstain                      98,732          0.96%               1.60%
        Broker Non-votes          2,680,181         26.14%              43.52%

3-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                              % OF TOTAL SHARES       % OF TOTAL
                                   SHARES        OUTSTANDING         SHARES VOTED
                                 ----------   ------------------    --------------
        For                       3,343,569         32.61%              54.29%
        Against                      58,539          0.57%               0.95%
        Abstain                      76,662          0.75%               1.24%
        Broker Non-votes          2,680,181         26.14%              43.52%

3-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                              % OF TOTAL SHARES       % OF TOTAL
                                   SHARES        OUTSTANDING         SHARES VOTED
                                 ----------   ------------------    --------------
        For                       3,340,958         32.59%              54.24%
        Against                      56,665          0.55%               0.92%
        Abstain                      81,147          0.79%               1.32%
        Broker Non-votes          2,680,181         26.14%              43.52%

4. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                              % OF TOTAL SHARES       % OF TOTAL
                                   SHARES        OUTSTANDING         SHARES VOTED
                                 ----------   ------------------    --------------
        For                       3,256,149          31.76%             52.87%
        Against                     139,507           1.36%              2.26%
        Abstain                      83,114           0.81%              1.35%
        Broker Non-votes          2,680,181         26.14%              43.52%

5-A. To Amend the Charter Document to Allow Involuntary Redemptions:

                                              % OF TOTAL SHARES       % OF TOTAL
                                   SHARES        OUTSTANDING         SHARES VOTED
                                 ----------   ------------------    --------------
        For                       3,216,954         31.38%              52.23%
        Against                     175,687          1.71%               2.85%
        Abstain                      86,129          0.84%               1.40%
        Broker Non-votes          2,680,181         26.14%              43.52%

5-B. To Amend the Charter Document to Allow Reorganization of the Fund or its Series Without Shareholder Approval:

                                              % OF TOTAL SHARES       % OF TOTAL
                                   SHARES        OUTSTANDING         SHARES VOTED
                                 ----------   ------------------    --------------
        For                       3,220,653         31.42%              52.29%
        Against                     181,641          1.77%               2.95%
        Abstain                      76,476          0.75%               1.24%
        Broker Non-votes          2,680,181         26.14%              43.52%

CREDIT SUISSE HIGH INCOME FUND
PRIVACY POLICY NOTICE

     We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

     In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

     We may collect nonpublic information about you from the following sources:

     - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

     -  Information about your transactions with us, our affiliates, or others.

     We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

     We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

     NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam-americas.com

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSHIF-3-0403

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2003
(UNAUDITED)

- CREDIT SUISSE
  U.S. GOVERNMENT MONEY FUND

- CREDIT SUISSE
  MUNICIPAL MONEY FUND

MORE COMPLETE INFORMATION ABOUT THE FUNDS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE FUNDS' YIELDS WILL FLUCTUATE. ALTHOUGH EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH FUND. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2003; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    May 21, 2003

Dear Shareholder:

     For the six months ended April 30, 2003, Credit Suisse U.S. Government Money Fund (the "Fund") returned 0.29%.(1) In addition, the Fund's total net assets as of April 30, 2003 were $31.6 million, compared to $47.8 million on October 31, 2002, and its annualized yield for the seven day period ended April 30, 2003 was 0.47%.

     The six-month period was difficult for money market vehicles like the Fund. Most challenging, in our view, was the simple fact that short-term interest rates were sufficiently low to compel many investors to look elsewhere for attractive yields. An exclamation point of sorts in this regard occurred on November 6, just after the period began, when the Federal Reserve cut its nominal short-term interest rate by a half-point (I.E., to 1.25% from 1.75%) to the lowest such level since July 1961. Most economic data, moreover, tended to paint a weak economic picture, suggesting that the Fed had little reason to raise rates in the near term.

     To some degree, money market vehicles benefited from the high degree of risk aversion caused by uncertainty about the timing and potential length of a war in Iraq. While such risk aversion frequently wreaked havoc on stocks, it also prompted some shifting of assets out of stocks and into less-risky investments like money market funds. War-related uncertainty abated toward the end of the period, however, when major military action concluded and sentiment could focus more comfortably on the future than the present.

     Within the environment we have described, we managed the portfolio guided by our conviction that interest rates were unlikely to rise and might even fall further. We thus chose to emphasize relatively longer-term securities (I.E., with maturities of up to one year) when market conditions were such that their yields were advantageously higher than those available from shorter-term paper. The Fund's average weighted maturity, which we consistently kept between 75 and 80 days throughout the period, was 77 days at April 30, 2003, compared to 80 days on October 31, 2002.

     We expect the overall investment climate to stay fairly similar for the time being. The Fund's performance, in our opinion, should be affected most meaningfully by conflicting forces of low interest rates and fluctuating levels of risk tolerance. Our current approach to the Fund remains intact accordingly.

Credit Suisse Asset Management, LLC

     IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

         AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                SINCE
   1 YEAR       5 YEARS       INCEPTION       INCEPTION DATE
   ------       -------       ---------       --------------
   0.81%         3.58%          3.80%            2/24/97

         AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

                                SINCE
   1 YEAR       5 YEARS       INCEPTION       INCEPTION DATE
   ------       -------       ---------       --------------
   0.76%         3.51%          3.75%            2/24/97

----------
(1)  Returns assume reinvestment of dividends.

CREDIT SUISSE MUNICIPAL MONEY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    May 21, 2003

Dear Shareholder:

     For the six months ended April 30, 2003, Credit Suisse Municipal Money Fund (the "Fund") returned 0.20%.(1) The following statistics characterized the Fund as of April 30, 2003: total net assets were $31.9 million, compared to $47.8 million on October 31, 2002; annualized yield for the seven day period ended April 30, 2003 was 0.42%; and average weighted maturity was 59 days, down from 60 days on October 31, 2002.

     The six-month period was difficult for money market vehicles like the Fund. Most challenging, in our view, was the simple fact that short-term interest rates were sufficiently low to prompt many investors to look elsewhere for attractive yields. An exclamation point of sorts in this regard occurred on November 6, just after the period began, when the Federal Reserve cut its nominal short-term interest rate by a half-point (I.E., to 1.25% from 1.75%) to the lowest such threshhold since July 1961. Most economic data, moreover, tended to paint a weak economic picture, suggesting that the Fed had little reason to raise rates in the near term.

     One noteworthy aspect of the municipal market within this environment was that issuance of new municipal paper exploded to an all-time high in 2002 and continued to surge into 2003. Such issuance was so large, in fact, that it greatly exceeded demand, which had the effect of driving valuations down to levels that many investors (ourselves included) found compelling.

     Our investment strategy was guided by our conviction that interest rates were unlikely to rise and might even fall further. We thus chose to emphasize relatively longer-term securities (I.E., with maturities of up to one year) when market conditions were such that their yields were advantageously higher than those available from shorter-term paper. We also continued to seek out highest-quality instruments like general obligations, insured paper and bonds whose issuers ranked in the top tiers of creditworthiness.

     We expect the overall investment climate to stay fairly similar for the time being. The Fund's performance, in our opinion, should be affected most meaningfully by conflicting forces of low interest rates and fluctuating levels of risk tolerance. Our current approach to the Fund remains intact accordingly.

     Now that uncertainty related to the war in Iraq has subsided, furthermore, we believe that investors will refocus their attention on economic fundamentals and topics specific to the municipal market. With regard to the latter, we note that municipal valuations remain at levels that we consider especially attractive.

Credit Suisse Asset Management, LLC

     A PORTION OF INCOME MAY BE SUBJECT TO STATE, LOCAL AND CITY TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

     IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

         AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                SINCE
   1 YEAR       5 YEARS       INCEPTION       INCEPTION DATE
   ------       -------       ---------       --------------
   0.57%         2.10%          2.23%            2/24/97

         AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

                                SINCE
   1 YEAR       5 YEARS       INCEPTION       INCEPTION DATE
   ------       -------       ---------       --------------
   0.53%         2.05%          2.21%            2/24/97

----------
(1)  Returns assume reinvestment of dividends.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

      PAR                                                        RATINGS+
     (000)                                                     (S&P/MOODY'S)    MATURITY     RATE%        VALUE
     ----                                                      -------------    --------    -------    ------------
UNITED STATES AGENCY OBLIGATIONS (79.4%)
   $   600  Fannie Mae                                          (AAA , Aaa)     04/16/04      1.410    $    600,000
    11,000  Fannie Mae Discount Notes                           (AAA , Aaa)     05/01/03      1.250      11,000,000
     2,000  Fannie Mae Discount Notes                           (AAA , Aaa)     09/19/03      1.720       1,986,527
       500  Fannie Mae Discount Notes                           (AAA , Aaa)     01/09/04      1.260         495,572
       600  Fannie Mae Discount Notes                           (AAA , Aaa)     02/06/04      1.260         594,099
       500  Fannie Mae Discount Notes                           (AAA , Aaa)     03/05/04      1.170         494,635
     1,800  Federal Farm Credit Bank Floating Rate Notes ##     (AAA , Aaa)     09/25/03      1.270       1,800,000
     1,000  Federal Farm Credit Bank Floating Rate Notes ##     (AAA , Aaa)     02/03/04      1.250       1,000,000
     2,000  Federal Home Loan Bank                              (AAA , Aaa)     08/15/03      4.125       2,013,109
     1,000  Federal Home Loan Bank                              (AAA , Aaa)     04/12/04      1.300       1,000,000
     1,500  Federal Home Loan Bank Discount Notes               (AAA , Aaa)     08/14/03      1.700       1,492,563
     1,500  Freddie Mac                                         (AAA , Aaa)     05/15/03      7.375       1,503,263
       800  Freddie Mac Discount Notes                          (AAA , Aaa)     12/05/03      1.140         794,187
       300  Freddie Mac Discount Notes                          (AAA , Aaa)     12/15/03      1.270         297,663
                                                                                                       ------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $25,071,618)                                                25,071,618
                                                                                                       ------------
UNITED STATES TREASURY OBLIGATIONS (5.5%)
UNITED STATES TREASURY NOTES (5.5%)
     1,000  United States Treasury Notes                        (AAA , Aaa)     02/15/04      4.750       1,027,676
       700  United States Treasury Notes                        (AAA , Aaa)     04/30/04      3.375         714,621
                                                                                                       ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,742,297)                                                1,742,297
                                                                                                       ------------
REPURCHASE AGREEMENT (17.4%)
     5,491  Goldman Sachs Group, Inc. (Agreement dated
             4/30/03, to be repurchased at $5,491,200,
             collateralized by $2,630,000 Federal Home Loan
             Bank 7.375% due 2/12/10 and $9,430,000 Federal
             Home Loan Bank 0.000% due 1/23/23. Market value
             of collateral is $5,606,165.) (Cost $5,491,000)    (A1+ , Aaa)     05/01/03      1.310       5,491,000
                                                                                                       ------------
TOTAL INVESTMENTS AT VALUE (102.3%) (Cost $32,304,915)                                                   32,304,915
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.3%)                                                              (715,311)
                                                                                                       ------------
NET ASSETS (100.0%)                                                                                    $ 31,589,604
                                                                                                       ============

                      Average Weighted Maturity -- 77 days

----------
+ Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of April 30, 2003 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

      PAR                                                        RATINGS+
     (000)                                                     (S&P/MOODY'S)    MATURITY     RATE%        VALUE
     ----                                                      -------------    --------    -------    ------------
MUNICIPAL BONDS (94.1%)
COLORADO (3.2%)
  $  1,000  Colorado State General Funding Revenue,
             Tax & Revenue Anticipation Notes, Series A         (SP1+ , NR)     06/27/03      3.000    $  1,002,307
                                                                                                       ------------
TOTAL COLORADO (Cost $1,002,307)                                                                          1,002,307
                                                                                                       ------------
DISTRICT OF COLUMBIA (3.2%)
     1,000  District of Columbia Revenue Bonds, George
             Washington University, Series A
             (MBIA Insurance LOC)                               (AAA , Aaa)     09/15/03      5.250       1,015,357
                                                                                                       ------------
TOTAL DISTRICT OF COLUMBIA (Cost $1,015,357)                                                              1,015,357
                                                                                                       ------------
FLORIDA (1.7%)
       550  Orange County Tourist Development Tax
             Revenue Bonds, Series A
             (AMBAC Insurance LOC)                              (AAA , Aaa)     10/01/03      3.000         552,847
                                                                                                       ------------
TOTAL FLORIDA (Cost $552,847)                                                                               552,847
                                                                                                       ------------
GEORGIA (5.6%)
     1,800  Georgia Municipal Electric Authority Revenue
             Bonds, Subordinated Series B
             (Landesbank Hessen Thuringen LOC) ##              (A1 , VMIG1)     05/07/03      1.350       1,800,000
                                                                                                       ------------
TOTAL GEORGIA (Cost $1,800,000)                                                                           1,800,000
                                                                                                       ------------
IDAHO (4.4%)
     1,400  Idaho State Tax Anticipation Notes, General
             Obligation Bonds                                  (SP1+ , MIG1)    06/30/03      3.000       1,403,102
                                                                                                       ------------
TOTAL IDAHO (Cost $1,403,102)                                                                             1,403,102
                                                                                                       ------------
ILLINOIS (8.8%)
     2,800  Illinois State Revenue Anticipation Certificates   (SP1+ , MIG1)    06/15/03      3.000       2,805,132
                                                                                                       ------------
TOTAL ILLINOIS (Cost $2,805,132)                                                                          2,805,132
                                                                                                       ------------
INDIANA (9.4%)
     2,000  Indiana Health Facility Financing Authority
             Revenue Bonds, Series A-1
             (Ascension Health Credit Group LOC) #             (A1+ , VMIG1)    07/03/03      1.830       2,000,000
     1,000  Mount Vernon Industrial Pollution Control
             Revenue Bonds (General Electric LOC) ##            (A1+ , P1)      05/01/03      1.400       1,000,000
                                                                                                       ------------
TOTAL INDIANA (Cost $3,000,000)                                                                           3,000,000
                                                                                                       ------------
MASSACHUSETTS (6.3%)
       500  Lynnfield Massachusetts, General Obligation
             Anticipation Notes                                 (NR , MIG1)     03/12/04      1.750         502,817
     1,500  Massachusetts State Water Resources
             Authority Revenue Bonds, Series D
             (FGIC GO LOC) ##                                  (A1+ , VMIG1)    05/07/03      1.350       1,500,000
                                                                                                       ------------
TOTAL MASSACHUSETTS (Cost $2,002,817)                                                                     2,002,817
                                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

      PAR                                                        RATINGS+
     (000)                                                     (S&P/MOODY'S)    MATURITY     RATE%        VALUE
     ----                                                      -------------    --------    -------    ------------
MUNICIPAL BONDS (CONTINUED)
MISSOURI (7.4%)
  $  1,100  Kansas City Airport Revenue, General
             Improvement Revenue Bonds, Series A
             (FSA Insurance LOC)                                (AAA , Aaa)     09/01/03      5.250    $  1,112,818
     1,245  St. Louis Missouri Clearance Redevelopment
             Authority, Industrial Revenue Development
             Bonds (Firstar Bank LOC) ##                         (NR , NR)      05/01/03      1.500       1,245,000
                                                                                                       ------------
TOTAL MISSOURI (Cost $2,357,818)                                                                          2,357,818
                                                                                                       ------------
NEW YORK (3.1%)
     1,000  New York City Municipal Water Finance Authority,
             Water & Sewer System Revenue Bonds,
             Series C (FGIC Insurance LOC) ##                  (A1+ , VMIG1)    05/01/03      1.400       1,000,000
                                                                                                       ------------
TOTAL NEW YORK (Cost $1,000,000)                                                                          1,000,000
                                                                                                       ------------
NORTH CAROLINA (3.1%)
     1,000  North Carolina State General Obligation Bonds,
             Refunding Series C ##                             (A1+ , VMIG1)    05/07/03      1.300       1,000,000
                                                                                                       ------------
TOTAL NORTH CAROLINA (Cost $1,000,000)                                                                    1,000,000
                                                                                                       ------------
OHIO (3.1%)
     1,000  Paulding County Solid Waste Disposal Revenue
             Bonds (Bayerische Landesbank LOC) ##                (A1+ , P1)     05/01/03      1.400       1,000,001
                                                                                                       ------------
TOTAL OHIO (Cost $1,000,001)                                                                              1,000,001
                                                                                                       ------------
SOUTH CAROLINA (8.2%)
     1,800  Piedmont Municipal Power Agency, Electric
             Revenue Bonds, Refunding Series C
             (MBIA Insurance LOC) ##                           (A1+ , VMIG1)    05/07/03      1.450       1,800,000
       800  South Carolina State School Facilities, General
             Obligation Bonds, Series A                         (AAA , Aaa)     01/01/04      5.000         820,677
                                                                                                       ------------
TOTAL SOUTH CAROLINA (Cost $2,620,677)                                                                    2,620,677
                                                                                                       ------------
TEXAS (17.7%)
     1,500  Dallas-Fort Worth International Airport
             Facilities Improvement Corp. Revenue
             Bonds (UPS LOC) ##                                 (A1 , VMIG1)    05/01/03      1.400       1,500,000
     1,200  Houston Tax & Revenue Anticipation Notes           (SP1+ , MIG1)    06/30/03      3.000       1,202,737
     1,900  Texas State Tax & Revenue Anticipation Notes       (SP1+ , MIG1)    08/29/03      2.750       1,907,225
     1,000  Williamson County General Obligation Bonds
             (FSA LOC)                                          (AAA , Aaa)     02/15/04      4.000       1,022,800
                                                                                                       ------------
TOTAL TEXAS (Cost $5,632,762)                                                                             5,632,762
                                                                                                       ------------
WASHINGTON (4.2%)
       339  Bremerton Washington General Obligation
             Bonds (AMBAC Insurance LOC)                        (AAA , Aaa)     12/01/03      2.500         340,667
     1,000  Port Seattle Washington General Obligation Bonds    (AA+ , Aa1)     05/01/03      5.250       1,000,000
                                                                                                       ------------
TOTAL WASHINGTON (Cost $1,340,667)                                                                        1,340,667
                                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

      PAR                                                        RATINGS+
     (000)                                                     (S&P/MOODY'S)    MATURITY     RATE%        VALUE
     ----                                                      -------------    --------    -------    ------------
MUNICIPAL BONDS (CONCLUDED)
WYOMING (4.7%)
  $  1,500  Lincoln County Pollution Control Revenue
             Bonds, Series A (Exxon LOC) ##                     (A1+ , P1)      05/01/03      1.400    $  1,500,000
                                                                                                       ------------
TOTAL WYOMING (Cost $1,500,000)                                                                           1,500,000
                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $30,033,487)                                                                 30,033,487
                                                                                                       ------------
     NUMBER
       OF
     SHARES
     ------
SHORT-TERM INVESTMENT (3.6%)
 1,157,960  Federated Investors Tax-Free Obligations Fund (Cost $1,157,960)                               1,157,960
                                                                                                       ------------
TOTAL INVESTMENTS AT VALUE (97.7%) (Cost $31,191,447)                                                    31,191,447
OTHER ASSETS IN EXCESS OF LIABILITIES (2.3%)                                                                729,480
                                                                                                       ------------
NET ASSETS (100.0%)                                                                                    $ 31,920,927
                                                                                                       ============

                      Average Weighted Maturity -- 59 days

                            INVESTMENT ABBREVIATIONS
                       AMBAC - Ambac Assurance Corporation
                        FGIC - Financial Guaranty Insurance Company
                         FSA - Financial Security Assurance, Inc.
                          GO - General Obligation
                         LOC - Letter of Credit
                        MBIA - MBIA Insurance Corporation

----------
+ Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

# Variable rate obligations - The interest rate shown is the rate as of 4/30/2003.

## The interest rate is as of April 30, 2003 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

                                                                                    U.S. GOVERNMENT      MUNICIPAL
                                                                                      MONEY FUND        MONEY FUND
                                                                                   ----------------   ----------------
ASSETS
    Investments at value (Cost $26,813,915 and $31,191,447,
      respectively) (Note 1)                                                       $     26,813,915   $     31,191,447
    Repurchase agreement at value (Cost $5,491,000 and $0,
      respectively) (Note 1)                                                              5,491,000                 --
    Cash                                                                                        640                707
    Interest receivable                                                                      86,289            290,136
    Receivable from investment adviser (Note 2)                                                 586                 --
    Receivable for fund shares sold                                                              --            659,427
    Prepaid expenses and other assets                                                         8,723             10,796
                                                                                   ----------------   ----------------
      Total Assets                                                                       32,401,153         32,152,513
                                                                                   ----------------   ----------------
LIABILITIES
    Advisory fee payable (Note 2)                                                                --              3,680
    Administrative services fee payable (Note 2)                                              6,274              6,601
    Distribution fee payable (Note 2)                                                         5,558              3,038
    Payable for fund shares redeemed                                                        749,013            177,773
    Other accrued expenses payable                                                           50,704             40,494
                                                                                   ----------------   ----------------
      Total Liabilities                                                                     811,549            231,586
                                                                                   ----------------   ----------------
NET ASSETS
    Capital stock, $0.001 par value (Note 3)                                                 31,586             31,917
    Paid-in capital (Note 3)                                                             31,552,608         31,884,996
    Accumulated undistributed net investment income                                           3,932              7,711
    Accumulated net realized gain (loss) on investments                                       1,478             (3,697)
                                                                                   ----------------   ----------------
      Net Assets                                                                   $     31,589,604   $     31,920,927
                                                                                   ================   ================

    Shares outstanding                                                                   31,585,534         31,916,842
                                                                                   ----------------   ----------------
    Net asset value, offering price, and redemption price per share                $           1.00   $           1.00
                                                                                   ================   ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

                                                                                    U.S. GOVERNMENT      MUNICIPAL
                                                                                      MONEY FUND        MONEY FUND
                                                                                   ----------------   ----------------
INTEREST INCOME (Note 1)                                                           $        261,695   $        267,086
                                                                                   ----------------   ----------------

EXPENSES
    Investment advisory fees (Note 2)                                                        70,162             81,592
    Administrative services fees (Note 2)                                                    28,130             31,927
    Distribution fees (Note 2)                                                               35,081             20,398
    Legal fees                                                                               18,557             23,537
    Transfer agent fees                                                                      17,948              5,380
    Registration fees                                                                        15,857             19,986
    Printing fees (Note 2)                                                                   13,399             13,399
    Audit fees                                                                               10,751             12,595
    Custodian fees                                                                            6,070              5,374
    Insurance expense                                                                         3,806              3,810
    Trustees' fees                                                                            1,812              1,941
    Miscellaneous expense                                                                     1,093              4,134
                                                                                   ----------------   ----------------
      Total expenses                                                                        222,666            224,073
    Less: fees waived (Note 2)                                                              (64,768)           (38,826)
                                                                                   ----------------   ----------------
      Net expenses                                                                          157,898            185,247
                                                                                   ----------------   ----------------
       Net investment income                                                                103,797             81,839
                                                                                   ----------------   ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                                     1,478             (3,697)
                                                                                   ----------------   ----------------
    Net increase in net assets resulting from operations                           $        105,275   $         78,142
                                                                                   ================   ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                    U.S. GOVERNMENT MONEY FUND                      MUNICIPAL MONEY FUND
                                           ------------------------------------------    ------------------------------------------
                                           FOR THE SIX MONTHS                            FOR THE SIX MONTHS
                                                  ENDED              FOR THE YEAR               ENDED              FOR THE YEAR
                                              APRIL 30, 2003             ENDED              APRIL 30, 2003             ENDED
                                               (UNAUDITED)         OCTOBER 31, 2002          (UNAUDITED)         OCTOBER 31, 2002
                                           -------------------    -------------------    -------------------    -------------------
FROM OPERATIONS
  Net investment income                    $           103,797    $           725,951    $            81,839    $           563,109
  Net realized gain (loss) from
      investments                                        1,478                  4,839                 (3,697)                 8,202
                                           -------------------    -------------------    -------------------    -------------------
    Net increase in net assets
      resulting from operations                        105,275                730,790                 78,142                571,311
                                           -------------------    -------------------    -------------------    -------------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                (103,797)              (729,565)               (81,839)              (563,180)
  Distributions from net realized gains                     --                (17,942)                    --                 (1,301)
                                           -------------------    -------------------    -------------------    -------------------
    Net decrease in net assets resulting
      from dividends and distributions                (103,797)              (747,507)               (81,839)              (564,481)
                                           -------------------    -------------------    -------------------    -------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 3)
  Proceeds from sale of shares                      49,339,736            292,017,745             78,284,892            343,557,549
  Reinvestment of dividends and
      distributions                                    102,993                655,775                 81,718                502,413
  Net asset value of shares redeemed               (65,697,636)          (326,291,771)           (94,239,009)          (369,714,124)
                                           -------------------    -------------------    -------------------    -------------------
    Net decrease in net assets
      from capital share transactions              (16,254,907)           (33,618,251)           (15,872,399)           (25,654,162)
                                           -------------------    -------------------    -------------------    -------------------
  Net decrease in net assets                       (16,253,429)           (33,634,968)           (15,876,096)           (25,647,332)
NET ASSETS
    Beginning of period                             47,843,033             81,478,001             47,797,023             73,444,355
                                           -------------------    -------------------    -------------------    -------------------
    End of period                          $        31,589,604    $        47,843,033    $        31,920,927    $        47,797,023
                                           ===================    ===================    ===================    ===================
UNDISTRIBUTED NET INVESTMENT INCOME        $             3,932    $             3,932    $             7,711    $             7,711
                                           ===================    ===================    ===================    ===================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share(1) of the Fund Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2003       -------------------------------------------------------------
                                                 (UNAUDITED)            2002         2001        2000         1999         1998
                                                --------------       ---------    ---------    ---------    ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period          $       1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                --------------       ---------    ---------    ---------    ---------    ---------
INVESTMENT OPERATIONS
  Net investment income                                 0.0029          0.0110       0.0410       0.0530       0.0420       0.0470
  Net realized gain on investments                          --          0.0002           --           --           --           --
                                                --------------       ---------    ---------    ---------    ---------    ---------
      Total from investment operations                  0.0029          0.0112       0.0410       0.0530       0.0420       0.0470
                                                --------------       ---------    ---------    ---------    ---------    ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                 (0.0029)        (0.0110)     (0.0410)     (0.0530)     (0.0420)     (0.0470)
  Distributions from net realized gains                     --         (0.0002)          --           --           --           --
                                                --------------       ---------    ---------    ---------    ---------    ---------
      Total dividends and distributions                (0.0029)        (0.0112)     (0.0410)     (0.0530)     (0.0420)     (0.0470)
                                                --------------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                  $       1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                ==============       =========    =========    =========    =========    =========

      Total return(2)                                     0.29%           1.11%        4.19%        5.39%        4.26%        4.79%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $       31,590       $  47,843    $  81,478    $  59,926    $  59,877    $  56,697
    Ratio of expenses to average net assets               0.90%(3)        0.90%        0.90%        0.90%        0.90%        0.90
    Ratio of net investment income to
      average net assets                                  0.59%(3)        1.12%        4.10%        5.26%        4.19%        4.68%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                              0.37%(3)        0.19%        0.08%        0.09%        0.19%        0.25%

----------
(1) The name of the class was changed to Class A from Common Class on February 28, 2003.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share(1) of the Fund Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2003       -------------------------------------------------------------
                                                 (UNAUDITED)            2002         2001        2000         1999         1998
                                                --------------       ---------    ---------    ---------    ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period          $       1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                --------------       ---------    ---------    ---------    ---------    ---------
INVESTMENT OPERATIONS
  Net investment income                                 0.0020          0.0076       0.0240       0.0320       0.0230       0.0270
                                                --------------       ---------    ---------    ---------    ---------    ---------
      Total from investment operations                  0.0020          0.0076       0.0240       0.0320       0.0230       0.0270
                                                --------------       ---------    ---------    ---------    ---------    ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                 (0.0020)        (0.0076)     (0.0240)     (0.0320)     (0.0230)     (0.0270)
  Distributions from net realized gains                     --         (0.0000)(2)       --           --           --           --
                                                --------------       ---------    ---------    ---------    ---------    ---------
      Total dividends and distributions                (0.0020)        (0.0076)     (0.0240)     (0.0320)     (0.0230)     (0.0270)
                                                --------------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                  $       1.0000       $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                ==============       =========    =========    =========    =========    =========

      Total return(3)                                     0.20%           0.76%        2.40%        3.23%        2.37%        2.72%

RATIOS AND SUPPLEMENTAL DATA

  Net assets, end of period (000s omitted)      $       31,921       $  47,797    $  73,444    $  56,488    $  44,347    $  57,778
    Ratio of expenses to average net assets               0.90%(4)        0.90%        0.90%        0.90%        0.90%        0.90%
    Ratio of net investment income to
      average net assets                                  0.40%(4)        0.77%        2.38%        3.17%        2.33%        2.68%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                              0.19%(4)          --         0.10%        0.09%        0.14%        0.15%

----------

(1) The name of the class was changed to Class A from Common Class on February 28, 2003.

(2)  This amount represents less than ($0.0001) per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Opportunity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of three investment funds. The accompanying financial statements and notes are those of the Credit Suisse U.S. Government Money Fund ("U.S. Government Money") and the Credit Suisse Municipal Money Fund ("Municipal Money") (each, a "Fund" and collectively, the "Funds"). The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

     The investment objective of U.S. Government Money is maximum current income, consistent with liquidity and safety of principal. The investment objective of Municipal Money is maximum current income exempt from federal income taxes, consistent with liquidity and safety of principal.

     Each Fund is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Fund to maintain a stable net asset value of $1.00 per share for each Fund. Each Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share.

     A) SECURITY VALUATION -- The net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange, Inc. on each day the Exchange is open for business. Each Fund's investments are valued under the amortized cost method, which has been determined by the Funds' Board of Trustees to represent the fair value of the Funds' investments. The Board of Trustees has established procedures which include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated. Amortized cost involves valuing a Fund's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of the investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. The Funds account separately for the assets, liabilities and operations of each Fund. Expenses directly attributed to each Fund are charged to that Fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

     C) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Funds may declare and pay short-term capital gains, if any, periodically as the Board of Trustees determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     E) REPURCHASE AGREEMENTS -- Each Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Credit Suisse Asset Management, LLC ("CSAM") serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive a fee from each Fund based on the following fee structure, computed daily and payable monthly on each Fund's average daily net assets:

           AVERAGE DAILY NET ASSETS                       ANNUAL RATE
           ------------------------             ---------------------------------
           First $1 billion                     0.40% of average daily net assets
           Over $1 billion                      0.35% of average daily net assets

     For the six months ended April 30, 2003, investment advisory fees earned and voluntarily waived were as follows:

                                      GROSS                                  NET
                                     ADVISORY                             ADVISORY
           FUND                        FEE              WAIVER               FEE
           ---------------------    ---------         ----------          ----------
           U.S. Government Money    $  70,162         $  (64,768)         $   5,394
           Municipal Money             81,592            (38,826)            42,766

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI") an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Funds. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets. For the six months ended April 30, 2003, co-administrative services fees earned by CSAMSI were as follows:

           FUND                                     CO-ADMINISTRATION FEE
           ---------------------                    ---------------------
           U.S. Government Money                        $   17,541
           Municipal Money                                  20,398

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

           AVERAGE DAILY NET ASSETS                       ANNUAL RATE
           ------------------------             ---------------------------------
           First $5 billion                     .050% of average daily net assets
           Next $5 billion                      .035% of average daily net assets
           Over $10 billion                     .020% of average daily net assets

     For the six months ended April 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket fees) were as follows:

           FUND                                     CO-ADMINISTRATION FEE
           ---------------------                    ---------------------
           U.S. Government Money                        $   10,589
           Municipal Money                                  11,529

     In addition to serving as each Fund's co-administrator, CSAMSI serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act and the Distribution Agreement with CSAMSI, payments by each Fund under the plan are used to reimburse CSAMSI for its payments to broker-dealers of initial concessions or ongoing maintenance fees on sales of the Fund's shares. The maximum amount payable by each Fund under its 12b-1 Plan for distributing shares is 0.40% of its average daily net assets. During the six months ended April 30, 2003, U.S. Government Money and Municipal Money paid distribution services fees to CSAMSI to reimburse CSAMSI for its payments to broker-dealers at an annual rate of 0.20% and 0.10%, respectively, of its average daily net assets. For the six months ended April 30, 2003, distribution fees paid to CSAMSI were as follows:

           FUND                                       DISTRIBUTION FEE
           ---------------------                      ----------------
           U.S. Government Money                        $   35,081
           Municipal Money                                  20,398

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended April 30, 2003, Merrill was paid for its services by the Funds as follows:

           FUND                                          AMOUNT
           ---------------------                        ---------
           U.S. Government Money                        $  3,508
           Municipal Money                                 3,508

NOTE 3. CAPITAL SHARE TRANSACTIONS

     Each Fund is authorized to issue an unlimited number of shares of beneficial interest at $.001 par value per share. Transactions in capital shares of each Fund were as follows ($1.00 per share):

                                                                 U.S. GOVERNMENT MONEY
                                                --------------------------------------------------
                                                 FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                                APRIL 30, 2003 (UNAUDITED)       OCTOBER 31, 2002
                                                --------------------------      ------------------
Shares sold                                            49,339,736                  292,017,745
Shares issued in reinvestment of dividends
  and distributions                                       102,993                      655,775
Shares redeemed                                       (65,697,636)                (326,291,771)
                                                      -----------                 ------------
Net decrease                                          (16,254,907)                 (33,618,251)
                                                      ===========                 ============

                                                                  MUNICIPAL MONEY
                                                --------------------------------------------------
                                                 FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                                APRIL 30, 2003 (UNAUDITED)       OCTOBER 31, 2002
                                                --------------------------      ------------------
Shares sold                                             78,284,892                343,557,549
Shares issued in reinvestment of dividends
  and distributions                                         81,718                    502,413
Shares redeemed                                        (94,239,009)              (369,714,124)
                                                       -----------               ------------
Net decrease                                           (15,872,399)               (25,654,162)
                                                       ===========               ============

     On April 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of the Funds were as follows:

                                       NUMBER OF            APPROXIMATE PERCENTAGE
FUND                                 SHAREHOLDERS            OF OUTSTANDING SHARES
---------------------                ------------           ----------------------
U.S. Government Money                     1                          84%
Municipal Money                           1                          96%

     Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 4. SUBSEQUENT EVENT

     A new distribution plan for each Fund approved by that Fund's shareholders became effective on May 1, 2003. The new plans are similar in all respects to the distribution plans previously in effect, except that they are "compensation"-type plans, rather than "reimbursement"-type plans, and there could be material differences in the payments made to CSAMSI. Under the new plans, the annual level of payment is fixed in advance, regardless of whether CSAMSI incurs more or less expenses than the fixed level. The maximum amount payable by each Fund under its 12b-1 plan for distributing shares is 0.40% of its average daily net assets, but each Fund will pay these fees at the annual rate of 0.25% of its average net assets.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

     A special meeting of shareholders of the Credit Suisse U.S. Government Money Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Trustees:

                                           FOR            WITHHELD
                                        ----------        --------
           Richard H. Francis           31,085,423          9,057
           Jack W. Fritz                31,085,423          9,057
           Joseph D. Gallagher          31,085,423          9,057
           Jeffrey E. Garten            31,085,423          9,057
           Peter F. Krogh               31,085,423          9,057
           James S. Pasman, Jr.         31,085,423          9,057
           Steven N. Rappaport          31,085,423          9,057
           William W. Priest            31,085,423          9,057

           Total Eligible Shares        34,908,391
           Total Shares Voted           31,094,480
           % of Shares Voted                 89.08%

2. To Approve the Amended Distribution Plan:

                                            % OF TOTAL SHARES      % OF TOTAL
                                SHARES         OUTSTANDING        SHARES VOTED
                              ----------    -----------------     ------------
           For                31,084,438          89.05%            99.97%
           Against                 7,688           0.02%             0.02%
           Abstain                 2,354           0.01%             0.01%

3. To Modify the Fundamental Investment Restriction on Lending:

                                            % OF TOTAL SHARES      % OF TOTAL
                                SHARES         OUTSTANDING        SHARES VOTED
                              ----------    -----------------     ------------
           For                29,833,945          85.47%            95.95%
           Against                19,157           0.06%             0.06%
           Abstain                   985           0.00%             0.00%
           Broker Non-votes    1,240,393           3.55%             3.99%

4. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                            % OF TOTAL SHARES      % OF TOTAL
                                SHARES         OUTSTANDING        SHARES VOTED
                              ----------    -----------------     ------------
           For                29,828,983          85.45%            95.93%
           Against                19,031           0.06%             0.06%
           Abstain                 6,073           0.02%             0.02%
           Broker Non-votes    1,240,393           3.55%             3.99%

5A-A. To Amend the Charter Document to Allow Involuntary Redemptions:

                                            % OF TOTAL SHARES      % OF TOTAL
                                SHARES         OUTSTANDING        SHARES VOTED
                              ----------    -----------------     ------------
           For                29,828,984          85.45%            95.93%
           Against                23,992           0.07%             0.08%
           Abstain                 1,111           0.00%             0.00%
           Broker Non-votes    1,240,393           3.56%             3.99%

5A-B. To Amend the Charter Document to Allow Mergers Without Shareholder
Approval:

                                            % OF TOTAL SHARES      % OF TOTAL
                                SHARES         OUTSTANDING        SHARES VOTED
                              ----------    -----------------     ------------
           For                29,828,984          85.45%            95.93%
           Against                23,992           0.07%             0.08%
           Abstain                 1,111           0.00%             0.00%
           Broker Non-votes    1,240,393           3.56%             3.99%

CREDIT SUISSE MUNICIPAL MONEY FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

     A special meeting of shareholders of the Credit Suisse Municipal Money Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Trustees:

                                           FOR            WITHHELD
                                        ----------        --------
           Richard H. Francis           40,443,468          9,047
           Jack W. Fritz                40,443,468          9,047
           Joseph D. Gallagher          40,443,468          9,047
           Jeffrey E. Garten            40,443,468          9,047
           Peter F. Krogh               40,443,468          9,047
           James S. Pasman, Jr.         40,443,468          9,047
           Steven N. Rappaport          40,443,468          9,047
           William W. Priest            40,443,468          9,047

           Total Eligible Shares        41,029,042
           Total Shares Voted           40,452,515
           % of Shares Voted                 98.60%

2. To Approve the Amended Distribution Plan:

                                            % OF TOTAL SHARES      % OF TOTAL
                                SHARES         OUTSTANDING        SHARES VOTED
                              ----------    -----------------     ------------
           For                40,372,953          98.40%            99.80%
           Against                79,562           0.20%             0.20%

3. To Modify the Fundamental Investment Restriction on Lending:

                                            % OF TOTAL SHARES      % OF TOTAL
                                SHARES         OUTSTANDING        SHARES VOTED
                              ----------    -----------------     ------------
           For                40,270,168          98.15%            99.55%
           Against                55,862           0.14%             0.14%
           Broker Non-votes      126,485           0.31%             0.31%

4. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                            % OF TOTAL SHARES      % OF TOTAL
                                SHARES         OUTSTANDING        SHARES VOTED
                              ----------    -----------------     ------------
           For                40,237,217          98.07%            99.47%
           Against                88,813           0.22%             0.22%
           Broker Non-votes      126,485           0.31%             0.31%

5A-A. To Amend the Charter Document to Allow Involuntary Redemptions:

                                            % OF TOTAL SHARES      % OF TOTAL
                                SHARES         OUTSTANDING        SHARES VOTED
                              ----------    -----------------     ------------
           For                40,237,217          98.07%            99.47%
           Against                65,113           0.16%             0.16%
           Abstain                23,700           0.06%             0.06%
           Broker Non-votes      126,485           0.31%             0.31%

5A-B. To Amend the Charter Document to Allow Mergers Without Shareholder
Approval:

                                            % OF TOTAL SHARES      % OF TOTAL
                                SHARES         OUTSTANDING        SHARES VOTED
                              ----------    -----------------     ------------
           For                40,237,217          98.07%            99.47%
           Against                65,113           0.16%             0.16%
           Abstain                23,700           0.06%             0.06%
           Broker Non-votes      126,485           0.31%             0.31%

CREDIT SUISSE FUNDS
PRIVACY POLICY NOTICE

     We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

     In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

     We may collect nonpublic information about you from the following sources:

     - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

     -  Information about your transactions with us, our affiliates, or others.

     We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

     We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

     NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

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                                       24

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam-americas.com

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGMN-3-0403

ITEM 2. CODE OF ETHICS.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

(b) The certifications of the Registrant as required by Rule 30a-2 under the Act are exhibits to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               Credit Suisse Opportunity Funds

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  July 2, 2003

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  July 2, 2003

               /s/ Michael A. Pignataro
               Name:  Michael A. Pignataro
               Title: Chief Financial Officer
               Date:  July 2, 2003